AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2017

AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2017

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED BALANCE SHEET (UNAUDITED)
(in thousands, except share amounts)

June 30, 2017
Assets
Qualified Assets
Cash and cash equivalents	$196,284
Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	6,257,710
Syndicated loans and commercial mortgage loans, at cost	190,761
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	486
Total investments	6,448,957

Receivables:
Dividends and interest	18,765
Investment securities sold	16,378
Other receivables	324
Total receivables	35,467
Derivative assets	42,913
Total qualified assets	6,723,621
Deferred taxes, net	42
Due from related party	114
Total assets	$6,723,777

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED BALANCE SHEET (UNAUDITED) (Continued)
(in thousands, except share amounts)

June 30, 2017
Liabilities and Shareholder's Equity
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$12,565
Additional credits and accrued interest	2
Fully paid certificates:
Reserves to mature	6,212,465
Additional credits and accrued interest	6,833
Due to unlocated certificate holders	337
Total certificate reserves	6,232,202
Taxes payable to parent	11,607
Payable for investment securities purchased	44,278
Derivative liabilities	36,482
Due to related party	2,780
Other liabilities	31,857
Total liabilities	6,359,206

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	252,517
Retained earnings:
Appropriated for pre-declared additional credits and interest	—
Appropriated for additional interest on advance payments	15
Unappropriated	105,960
Accumulated other comprehensive income, net of tax	4,579
Total shareholder's equity	364,571
Total liabilities and shareholder's equity	$6,723,777

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2017
Investment Income
Interest income from unaffiliated investments:
Available-for-Sale securities	$63,154
Mortgage loans on real estate and other loans	3,596
Certificate loans	14
Dividends	204
Other	1,156
Total investment income	68,124

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	7,739
Investment advisory and services	6,959
Transfer agent	3,399
Depository	41
Other	286
Total investment expenses	18,424
Net investment income before provision for certificate reserves and income taxes	49,700

Provision for certificate reserves
According to the terms of the certificates:
Provision for certificate reserves	195
Interest on additional credits	2
Additional credits/interest authorized by ACC	20,962
Total provision for certificate reserves before reserve recoveries	21,159
Reserve recoveries from terminations prior to maturity	(457)
Net provision for certificate reserves	20,702

Net investment income before income taxes	28,998
Income tax expense	10,746
Net investment income, after-tax	18,252

Net realized gain on investments before income taxes	8,897
Income tax expense	3,114
Net realized gain on investments, after-tax	5,783
Net Income	$24,035

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2017
Net income	$24,035
Other comprehensive income, net of tax:
Net unrealized gains on securities:
Net unrealized securities gains arising during the period	15,523
Reclassification of net securities gains included in net income	(5,779)
Total other comprehensive income, net of tax	9,744
Total comprehensive income	$33,779

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2017
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-in Capital
Balance at beginning of period	247,517
Receipt of capital from parent	5,000
Balance at end of period	252,517

Retained Earnings
Appropriated for Pre-Declared Additional Credits and Interest
Balance at beginning and end of period	—

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	81,925
Net income	24,035
Balance at end of period	105,960

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	(5,165)
Other comprehensive income, net of tax	9,744
Balance at end of period	4,579

Total Shareholder's Equity	$364,571

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
(in thousands)

Six Months Ended June 30, 2017
Cash Flows from Operating Activities
Net income	$24,035
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of premiums, accretion of discounts, net	11,218
Deferred income tax benefit	(18)
Net realized gain on Available-for-Sale securities	(9,084)
Other net realized gain	(6)
Other-than-temporary impairments and provision for loan loss	193
Changes in operating assets and liabilities:
Dividends and interest receivable	(402)
Certificate reserves, net	453
Deferred taxes, net	(5,246)
Taxes payable to/receivable from parent, net	8,102
Derivatives, net of collateral	(131)
Other liabilities	341
Other receivables	47
Other, net	187
Net cash provided by operating activities	29,689

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	85,393
Maturities, redemptions and calls	1,047,434
Purchases	(1,387,964)
Syndicated loans, commercial mortgage loans and real estate owned:
Sales, maturities and repayments	23,316
Purchases and fundings	(37,534)
Certificate loans, net	63
Net cash used in investing activities	(269,292)

Cash Flows from Financing Activities
Payments from certificate holders and other additions	2,507,375
Certificate maturities and cash surrenders	(2,210,677)
Capital contribution from parent	5,000
Net cash provided by financing activities	301,698

Net increase in cash and cash equivalents	62,095
Cash and cash equivalents at beginning of period	134,189
Cash and cash equivalents at end of period	$196,284

Supplemental disclosures including non-cash transactions:
Cash paid for income taxes	$5,377
Cash paid for interest	22,726

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER

CASH EQUIVALENTS

BANK CD
BNP PARIBAS SA	07/03/2017	1.06%	$9,100	$9,100	$9,100
Total BANK CD				9,100	9,100

COMMERCIAL PAPER
ENTERPRISE PRODUCTS PARTNERS L.P.	07/03/2017	—%	23,300	23,298	23,298
KROGER COMPANY	07/03/2017	—%	25,000	24,998	24,998
MONSANTO COMPANY	07/12/2017	—%	24,700	24,689	24,689
PPL CORPORATION	07/18/2017	—%	20,000	19,987	19,987
SUNCOR ENERGY INC	07/17/2017	—%	25,000	24,984	24,984
SUNCOR ENERGY INC	07/21/2017	—%	12,000	11,991	11,991
THE SOUTHERN COMPANY	07/13/2017	—%	25,000	24,988	24,988
WASTE MANAGEMENT INC	07/06/2017	—%	12,000	11,998	11,998
Total COMMERCIAL PAPER				166,933	166,933

TOTAL CASH EQUIVALENTS				176,033	176,033

FIXED MATURITIES

U. S. GOVERNMENT AND AGENCIES OBLIGATIONS
UNITED STATES OF AMERICA	11/15/2028	5.25%	200	211	257
Total U. S. GOVERNMENT AND AGENCIES OBLIGATIONS				211	257

STATE AND MUNICIPAL OBLIGATIONS
CARSON CALIFORNIA REDEVELOPMENT AGENCY	02/01/2019	3.31%	1,550	1,550	1,566
CARSON CALIFORNIA REDEVELOPMENT AGENCY	02/01/2020	3.76%	3,205	3,205	3,271
FLORIDA ST MID-BAY BRIDGE AUTHORITY	10/01/2021	3.78%	4,330	4,330	4,368
HOUSING AND REDEVELOPMENT AUTHORITY OF ST. PAUL	07/01/2017	1.4%	4,135	4,135	4,135
HOUSING AND REDEVELOPMENT AUTHORITY OF ST. PAUL	07/01/2018	1.84%	2,000	2,001	2,006
HURST-EULESS-BEDFORD TEXAS INDPT SCHOOL DISTRICT	08/15/2017	—%	1,000	998	999
L'ANSE CREUSE MICHIGAN PUBLIC SCHOOLS	05/01/2020	2.16%	5,000	5,000	5,017
LOS ANGELES CALIF MUN IMPT CORPORATION	11/01/2019	2.85%	3,000	3,000	3,059
LOS ANGELES COUNTY CALIFORNIA REDEV AUTHORITY	08/01/2019	2.64%	2,425	2,425	2,460
MICHIGAN STATE HOUSING DEVELOPMENT	04/01/2018	1.45%	2,030	2,030	2,025
MICHIGAN STATE HOUSING DEVELOPMENT	10/01/2019	1.82%	1,460	1,460	1,439
MICHIGAN STATE HOUSING DEVELOPMENT	04/01/2020	1.95%	1,080	1,080	1,060
NEW HOPE CULTURAL EDU FACS FIN CORPORATION	07/01/2018	3.33%	1,380	1,380	1,376
NEW HOPE CULTURAL EDU FACS FIN CORPORATION	07/01/2019	3.78%	2,155	2,155	2,148
NEW HOPE CULTURAL EDU FACS FIN CORPORATION	07/01/2020	4.13%	2,810	2,810	2,812
NORTH CAROLINA EASTN MUN PWR AGENCY	07/01/2017	1.56%	3,500	3,500	3,500

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
OYSTER BAY NY	02/01/2018	3.25%	1,250	1,251	1,250
OYSTER BAY NY	02/01/2019	3.55%	1,800	1,801	1,798
SACRAMENTO CALIFORNIA UNIFIED SCHOOL DISTRICT	08/01/2017	1.25%	3,000	3,000	3,000
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/01/2019	2%	3,835	3,807	3,864
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/01/2017	1.25%	3,170	3,168	3,169
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/01/2018	1.63%	3,780	3,765	3,767
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/01/2019	2%	4,680	4,646	4,642
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/01/2020	2.25%	2,000	1,984	2,001
Total STATE AND MUNICIPAL OBLIGATIONS				64,481	64,732

RESIDENTIAL MORTGAGE BACKED SECURITIES

AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE 06-36 GF	05/25/2036	1.52%	7,981	8,014	7,974
FANNIE MAE 07-46 FB	05/25/2037	1.59%	2,785	2,791	2,790
FANNIE MAE 09-107 FL	02/25/2038	1.87%	3,252	3,267	3,276
FANNIE MAE 13-2 KF	01/25/2037	1.4%	11,092	11,069	10,996
FANNIE MAE AF-2015-22C	04/25/2045	1.4%	26,557	26,466	26,383
FANNIE MAE AF-2015-42	06/25/2055	1.38%	27,885	27,736	27,829
FANNIE MAE AF-2015-91	12/25/2045	1.42%	28,294	28,168	28,151
FANNIE MAE FA-2015-4	02/25/2045	1.4%	12,971	12,988	12,936
FANNIE MAE FW-2015-84	11/25/2045	1.4%	25,378	25,344	25,337
FANNIE MAE 05-103	07/25/2035	1.72%	22,109	22,204	22,203
FANNIE MAE 07-6	02/25/2037	1.67%	11,986	12,006	12,045
FANNIE MAE 09-101	12/25/2039	2.06%	17,657	17,921	17,996
FANNIE MAE 16-2	02/25/2056	1.53%	9,247	9,236	9,261
FANNIE MAE 16-40	07/25/2056	1.53%	31,497	31,452	31,665
FANNIE MAE 254590	01/01/2018	5%	104	104	107
FANNIE MAE 254591	01/01/2018	5.5%	70	70	70
FANNIE MAE 303970	09/01/2024	6%	296	293	333
FANNIE MAE 545492	02/01/2022	5.5%	150	149	166
FANNIE MAE 703446	05/01/2018	4.5%	406	407	416
FANNIE MAE 704592	05/01/2018	5%	133	133	136
FANNIE MAE 708635	06/01/2018	5%	72	72	74
FANNIE MAE 725558	06/01/2034	3.52%	364	361	380
FANNIE MAE 725694	07/01/2034	2.76%	233	229	240
FANNIE MAE 725719	07/01/2033	2.75%	625	623	642
FANNIE MAE 735034	10/01/2034	2.9%	5,864	6,180	6,141
FANNIE MAE 735702	07/01/2035	3.41%	4,602	4,736	4,826
FANNIE MAE 794787	10/01/2034	2.74%	240	243	253

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
FANNIE MAE 799733	11/01/2034	3.07%	276	281	292
FANNIE MAE 801337	09/01/2034	2.97%	2,919	3,077	3,027
FANNIE MAE 801917	10/01/2034	3.3%	447	449	473
FANNIE MAE 804561	09/01/2034	2.77%	713	714	751
FANNIE MAE 807219	01/01/2035	3.42%	2,087	2,104	2,210
FANNIE MAE 809532	02/01/2035	3.26%	389	391	411
FANNIE MAE 834552	08/01/2035	3.08%	728	732	766
FANNIE MAE 889335	06/01/2018	4.5%	344	345	352
FANNIE MAE 889485	06/01/2036	3.27%	4,359	4,431	4,605
FANNIE MAE 922674	04/01/2036	3.58%	2,123	2,173	2,258
FANNIE MAE 968438	01/01/2038	3.28%	6,351	6,672	6,685
FANNIE MAE 995123	08/01/2037	3.47%	1,923	1,990	2,046
FANNIE MAE 995548	09/01/2035	3.31%	2,626	2,684	2,755
FANNIE MAE 995604	11/01/2035	3.12%	7,684	8,103	8,118
FANNIE MAE 995614	08/01/2037	2.4%	2,635	2,774	2,703
FANNIE MAE AB1980	12/01/2020	3%	2,930	2,962	3,009
FANNIE MAE AB5230	05/01/2027	2.5%	11,200	11,408	11,333
FANNIE MAE AD0901	04/01/2040	3.41%	6,583	7,000	6,943
FANNIE MAE AE0559	12/01/2034	3.08%	5,047	5,311	5,313
FANNIE MAE AE0566	08/01/2035	3.26%	4,494	4,728	4,733
FANNIE MAE AF-2016-11	03/25/2046	1.55%	16,859	16,831	16,890
FANNIE MAE AF-2016-30	05/25/2046	1.55%	32,000	31,979	31,986
FANNIE MAE AF-2016-87	11/25/2046	1.45%	19,842	19,835	19,870
FANNIE MAE AF-2016-88	12/25/2046	1.49%	18,270	18,270	18,246
FANNIE MAE AF-2017-10	03/25/2047	1.44%	26,674	26,639	26,713
FANNIE MAE AF-204620	11/15/2042	1.49%	18,741	18,709	18,844
FANNIE MAE AL1037	01/01/2037	2.93%	4,370	4,653	4,601
FANNIE MAE AL2269	10/01/2040	3.32%	6,812	7,245	7,117
FANNIE MAE AL3935	09/01/2037	3.29%	11,178	11,819	11,805
FANNIE MAE AL3961	02/01/2039	3.22%	8,201	8,657	8,624
FANNIE MAE AL4100	09/01/2036	3.24%	11,974	12,626	12,625
FANNIE MAE AL4110	03/01/2037	3.03%	8,684	9,133	9,152
FANNIE MAE AL4114	02/01/2039	3.4%	10,455	11,096	11,082
FANNIE MAE AO8746	08/01/2027	2.5%	20,480	21,088	20,723
FANNIE MAE ARM 105989	08/01/2020	3.18%	2	2	2
FANNIE MAE ARM 190726	03/01/2033	4.83%	134	136	140
FANNIE MAE ARM 249907	02/01/2024	3.38%	127	128	131
FANNIE MAE ARM 303259	03/01/2025	2.87%	42	43	43
FANNIE MAE ARM 545786	06/01/2032	3.17%	205	205	208
FANNIE MAE ARM 620293	01/01/2032	2.9%	164	163	171
FANNIE MAE ARM 651629	08/01/2032	3.04%	223	223	232
FANNIE MAE ARM 654158	10/01/2032	2.79%	344	345	364
FANNIE MAE ARM 654195	10/01/2032	2.79%	227	227	240

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
FANNIE MAE ARM 655646	08/01/2032	3.04%	242	243	252
FANNIE MAE ARM 655798	08/01/2032	2.88%	382	381	404
FANNIE MAE ARM 661349	09/01/2032	2.55%	144	145	153
FANNIE MAE ARM 661744	10/01/2032	2.61%	330	332	347
FANNIE MAE ARM 664521	10/01/2032	2.9%	172	172	174
FANNIE MAE ARM 664750	10/01/2032	3.11%	153	153	161
FANNIE MAE ARM 670731	11/01/2032	2.79%	428	429	447
FANNIE MAE ARM 670779	11/01/2032	2.79%	319	321	333
FANNIE MAE ARM 670890	12/01/2032	2.8%	450	451	474
FANNIE MAE ARM 670912	12/01/2032	2.79%	294	295	311
FANNIE MAE ARM 670947	12/01/2032	2.8%	359	361	378
FANNIE MAE ARM 694852	04/01/2033	3.32%	222	225	234
FANNIE MAE ARM 722779	09/01/2033	2.79%	645	646	664
FANNIE MAE ARM 733525	08/01/2033	2.74%	574	553	596
FANNIE MAE ARM 739194	09/01/2033	2.94%	500	502	523
FANNIE MAE ARM 743256	10/01/2033	2.95%	282	278	294
FANNIE MAE ARM 743856	11/01/2033	2.63%	257	257	269
FANNIE MAE ARM 758873	12/01/2033	3.09%	374	370	391
FANNIE MAE ARM 88879	11/01/2019	2.88%	33	33	33
FANNIE MAE ARM 89125	08/01/2019	2.38%	32	32	32
FANNIE MAE AS4507	02/01/2030	3%	9,837	10,219	10,105
FANNIE MAE AS4878	04/01/2030	3%	14,061	14,596	14,450
FANNIE MAE BE5622	01/01/2032	2.5%	38,721	39,063	38,949
FANNIE MAE DF-2015-38	06/25/2055	1.36%	45,474	45,174	45,340
FANNIE MAE DF-2016-69	10/25/2046	1.62%	21,728	21,731	21,796
FANNIE MAE FA-2015-55	08/25/2055	1.4%	19,238	19,164	19,093
FANNIE MAE FA-204624	12/15/2038	1.5%	50,384	50,286	50,680
FANNIE MAE FL-2017-4	02/25/2047	1.5%	22,095	22,095	22,197
FANNIE MAE GF-204639	03/15/2036	1.51%	49,834	49,740	50,139
FANNIE MAE HYBRID ARM 566074	05/01/2031	3.11%	301	300	315
FANNIE MAE HYBRID ARM 584507	06/01/2031	3.16%	195	194	207
FANNIE MAE KF-2015-27	05/25/2045	1.52%	20,514	20,453	20,491
FANNIE MAE MA0099	06/01/2019	4%	690	693	715
FANNIE MAE MA0598	12/01/2020	3.5%	2,559	2,609	2,664
FANNIE MAE MA1144	08/01/2027	2.5%	10,006	10,319	10,109
FANNIE MAE WF-2016-68	10/25/2046	1.5%	14,965	14,988	14,961
FANNIE MAE_15-50	07/25/2045	1.4%	46,126	46,079	46,031
FANNIE MAE_15-93	08/25/2045	1.57%	19,131	19,083	19,023
FANNIE MAE_16-11	03/25/2046	1.6%	20,593	20,620	20,668
FANNIE MAE_16-64	09/25/2046	1.52%	33,765	33,772	33,838
FREDDIE MAC 3370 TF	10/15/2037	1.49%	19	19	19
FREDDIE MAC 4159 FD	01/15/2043	1.51%	11,758	11,797	11,727
FREDDIE MAC 4363 2014 FA	09/15/2041	1.42%	7,750	7,754	7,677

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
FREDDIE MAC AF-204521	05/15/2041	1.38%	34,614	34,555	34,540
FREDDIE MAC FB-204495	11/15/2038	1.4%	25,472	25,372	25,252
FREDDIE MAC LF-204475	04/15/2040	1.36%	6,663	6,660	6,647
FREDDIE MAC WF-204491	08/15/2039	1.37%	12,218	12,213	12,180
FREDDIE MAC 1H2520	06/01/2035	3%	6,341	6,724	6,670
FREDDIE MAC 1N1474	05/01/2037	3.38%	2,152	2,235	2,262
FREDDIE MAC 1Q1515	11/01/2038	3.33%	23,408	24,751	24,717
FREDDIE MAC 1Q1540	06/01/2040	3.34%	11,853	12,667	12,574
FREDDIE MAC 1Q1548	08/01/2038	3.25%	10,968	11,553	11,572
FREDDIE MAC 1Q1572	05/01/2038	3.34%	18,037	19,061	18,952
FREDDIE MAC 3812 BE	09/15/2018	2.75%	495	497	498
FREDDIE MAC 4595	10/15/2037	1.61%	17,005	17,005	17,192
FREDDIE MAC 781884	08/01/2034	2.86%	1,038	1,049	1,094
FREDDIE MAC 848416	02/01/2041	3.51%	11,485	11,998	12,148
FREDDIE MAC 848530	09/01/2039	3.34%	5,780	6,109	6,107
FREDDIE MAC 848922	04/01/2037	3.31%	6,134	6,542	6,441
FREDDIE MAC 849281	08/01/2037	2.92%	7,877	8,404	8,338
FREDDIE MAC AF-204559	03/15/2042	1.55%	19,955	19,889	19,995
FREDDIE MAC AF-204615	10/15/2038	1.41%	10,234	10,202	10,224
FREDDIE MAC ARM 350190	05/01/2022	3.25%	27	28	28
FREDDIE MAC ARM 405014	01/01/2019	2.76%	7	7	7
FREDDIE MAC ARM 405092	03/01/2019	2.5%	5	5	5
FREDDIE MAC ARM 405185	10/01/2018	2.73%	9	9	9
FREDDIE MAC ARM 405243	07/01/2019	3.01%	19	19	19
FREDDIE MAC ARM 405437	10/01/2019	2.65%	23	23	23
FREDDIE MAC ARM 405615	10/01/2019	2.48%	3	3	3
FREDDIE MAC ARM 606024	02/01/2019	2.08%	6	6	6
FREDDIE MAC ARM 606025	07/01/2019	2.08%	13	13	13
FREDDIE MAC ARM 780514	05/01/2033	3.09%	400	409	420
FREDDIE MAC ARM 780845	09/01/2033	2.84%	212	207	220
FREDDIE MAC ARM 780903	09/01/2033	2.8%	322	320	339
FREDDIE MAC ARM 785363	02/01/2025	3.11%	30	30	31
FREDDIE MAC ARM 788941	12/01/2031	2.88%	23	23	23
FREDDIE MAC ARM 840031	01/01/2019	2.63%	1	1	1
FREDDIE MAC ARM 840035	01/01/2019	2.73%	4	4	4
FREDDIE MAC ARM 840036	01/01/2019	2.63%	6	6	6
FREDDIE MAC ARM 840072	06/01/2019	2.93%	18	18	18
FREDDIE MAC ARM 845154	07/01/2022	2.74%	32	33	33
FREDDIE MAC ARM 845523	11/01/2023	2.63%	3	3	3
FREDDIE MAC ARM 845654	02/01/2024	3.04%	80	80	82
FREDDIE MAC ARM 845730	11/01/2023	2.8%	131	134	136
FREDDIE MAC ARM 845733	04/01/2024	3.06%	139	140	145
FREDDIE MAC ARM 846107	02/01/2025	3.62%	38	39	39

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
FREDDIE MAC ARM 846702	10/01/2029	2.96%	34	35	36
FREDDIE MAC ARM 865008	02/01/2018	3.13%	3	3	3
FREDDIE MAC C90581	08/01/2022	5.5%	131	131	145
FREDDIE MAC C90582	09/01/2022	5.5%	80	80	88
FREDDIE MAC E91041	09/01/2017	5%	9	9	9
FREDDIE MAC E95403	03/01/2018	5%	59	59	61
FREDDIE MAC E95671	04/01/2018	5%	80	80	82
FREDDIE MAC F2-20350	09/15/2040	1.41%	36,422	36,399	36,338
FREDDIE MAC F4-20328	02/15/2038	1.4%	11,159	11,172	11,140
FREDDIE MAC FA-204547	09/15/2040	1.68%	16,196	16,174	16,149
FREDDIE MAC FL-204523	08/15/2038	1.4%	19,532	19,433	19,495
FREDDIE MAC G11298	08/01/2017	5%	13	13	13
FREDDIE MAC G30227	05/01/2023	5.5%	479	490	528
FREDDIE MAC J32518	08/01/2030	3%	19,775	20,480	20,324
FREDDIE MAC KF-204560	07/15/2040	1.6%	25,011	24,980	24,968
FREDDIE MAC T-76 2A	10/25/2037	3.55%	9,676	9,863	9,882
FREDDIE MAC_4248	05/15/2041	1.61%	17,878	17,909	17,956
FREDDIE MAC_4301	07/15/2037	1.56%	21,638	21,638	21,705
FREDDIE MAC_4448	05/15/2040	1.37%	16,866	16,778	16,758
GINNIE MAE MF-2016-108	08/20/2046	1.35%	3,308	3,285	3,301
GINNIE MAE AF-2014-129	10/20/2041	1.35%	10,680	10,669	10,725
GINNIE MAE AF-2014-94	11/20/2041	1.5%	7,376	7,391	7,317
GINNIE MAE AF-2015-18	02/20/2040	1.38%	16,889	16,915	16,887
GINNIE MAE II 082431	12/20/2039	2.25%	8,310	8,644	8,580
GINNIE MAE II 082464	01/20/2040	2.38%	2,937	3,156	3,022
GINNIE MAE II 082497	03/20/2040	2.38%	5,534	5,878	5,680
GINNIE MAE II 082573	07/20/2040	2.13%	6,740	6,983	6,914
GINNIE MAE II 082581	07/20/2040	2.13%	8,241	8,837	8,533
GINNIE MAE II 082602	08/20/2040	2.13%	14,739	15,824	15,127
GINNIE MAE II 082710	01/20/2041	2.38%	6,821	7,097	6,995
GINNIE MAE II 082794	04/20/2041	2.5%	9,012	9,618	9,270
GINNIE MAE II ARM 8157	03/20/2023	2.38%	59	59	60
GINNIE MAE II ARM 8251	08/20/2017	2.13%	—	—	—
GINNIE MAE II ARM 8274	10/20/2017	2.5%	3	3	3
GINNIE MAE II ARM 8283	11/20/2017	2.5%	—	—	—
GINNIE MAE II ARM 8293	12/20/2017	2.5%	1	1	1
GINNIE MAE II ARM 8341	04/20/2018	2.5%	1	1	1
GINNIE MAE II ARM 8353	05/20/2018	2.5%	4	4	4
GINNIE MAE II ARM 8365	06/20/2018	2.5%	4	4	4
GINNIE MAE II ARM 8377	07/20/2018	2.5%	2	2	2
GINNIE MAE II ARM 8428	11/20/2018	3.5%	2	2	2
GINNIE MAE II ARM 8440	12/20/2018	3.5%	5	5	5
GINNIE MAE II ARM 8638	06/20/2025	2.13%	93	94	96

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
GINNIE MAE LF-2015-82	04/20/2041	1.35%	12,512	12,512	12,535
Total AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,559,326	1,558,642

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
ADJUSTABLE RATE MORTGAGE TRUST 04-2 6A1	02/25/2035	3.4%	658	665	664
AMERICAN HOME MORTGAGE INVESTMENT TRUST 5A-2004-4	02/25/2045	3.41%	3,578	3,604	3,550
ANGEL OAK MORTGAGE TRUST A1-2017-1	01/25/2047	2.81%	7,273	7,272	7,293
ANGEL OAK MORTGAGE TRUST A1-2017-2	07/25/2047	2.48%	37,904	37,904	37,904
APS RESECURITIZATION TRUST 1A-2016-3	11/27/2066	3.47%	22,355	22,217	22,699
APS RESECURITIZATION TRUST 2A-2015-1	08/28/2054	1.17%	10,334	10,070	10,286
APS RESECURITIZATION TRUST 2A-2016-3	11/27/2046	3.47%	14,570	14,473	14,813
BANK OF AMERICA FUNDING CORPORATION 7A1-2015-R4	11/27/2045	2.8%	11,969	11,925	11,992
BANK OF AMERICA FUNDING CORPORATION A1-2016-R1	03/25/2040	2.5%	34,168	33,961	34,565
BANK OF AMERICA MORTGAGE SECURITY 04-5 3A3	06/25/2019	5%	25	25	25
BANK OF AMERICA MORTGAGE SECURITY 2004-E 2A6	06/25/2034	3.83%	2,997	2,982	3,022
BAYVIEW OPPORTUNITY MASTER FUND A1-2017-RT1	03/28/2057	3%	17,951	18,071	18,165
BAYVIEW OPPORTUNITY MASTER FUND A-2016-SPL1	04/28/2055	4%	34,690	35,659	35,961
BAYVIEW OPPORTUNITY MASTER FUND A-2016-SPL2	06/28/2053	4%	35,121	36,061	36,615
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL1	10/28/2064	4%	28,526	29,450	29,797
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL2	06/28/2054	4%	31,374	32,398	32,782
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL3	11/28/2053	4%	24,183	25,030	25,258
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL4	01/25/2055	3.5%	29,390	30,131	30,213
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL5	06/28/2057	3.5%	33,000	34,009	33,860
BCAP LLC TRUST 09-RR1 21A1	11/26/2034	3.24%	100	99	100
BCAP LLC TRUST 09-RR1 22A1	05/26/2035	3.15%	1,480	1,461	1,498
BCAP LLC TRUST 09-RR1 23A1	05/26/2035	3.16%	846	832	857
BCAP LLC TRUST 11-RR10 3A5	06/26/2035	3.16%	4,426	4,422	4,464
BCAP LLC TRUST 12A3-2011-R1	03/26/2035	3.26%	6,195	6,255	6,216
BCAP LLC TRUST 12-RR10 4A1	03/26/2036	3.11%	5,965	5,987	5,974
BCAP LLC TRUST 12-RR10 9A1	10/26/2035	3.19%	1,875	1,879	1,887
BCAP LLC TRUST 12-RR11 6A1	07/26/2036	3.32%	1,986	1,991	1,983
BCAP LLC TRUST 12-RR3 8A1	07/26/2035	3.38%	1,342	1,346	1,339
BCAP LLC TRUST 12-RR3 9A5	01/26/2036	3.37%	892	895	891
BCAP LLC TRUST 12-RR5 7A5	10/26/2036	3.31%	1,005	1,004	1,004
BCAP LLC TRUST 12-RR6 2A6	05/26/2036	2.5%	1,593	1,589	1,592
BCAP LLC TRUST 13-RR1 1A1	11/26/2035	3.02%	1,058	1,058	1,060
BCAP LLC TRUST 13-RR7 2A1	06/26/2037	2.97%	2,487	2,490	2,489
BCAP LLC TRUST 13-RR8 1A1	05/26/2036	3.36%	3,667	3,681	3,662
BCAP LLC TRUST 13-RR9 1A1	01/26/2036	3.37%	5,814	5,829	5,866
BCAP LLC TRUST 3A1-2014-RR2	09/26/2046	1.65%	7,630	7,478	7,461
BCAP LLC TRUST 4A1-2013-RR7	12/27/2034	3.76%	8,475	8,557	8,607
CENTEX HOME EQUITY CXHEA 2003-A AF4	12/25/2031	4.25%	1,423	1,409	1,419
CHASE MORTGAGE FINANCE 07-A1 1A5	02/25/2037	3.45%	5,593	5,544	5,606

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
CITIGROUP MORTGAGE LOAN TRUST 10-7 2A1	02/25/2035	3.29%	719	719	727
CITIGROUP MORTGAGE LOAN TRUST 10-9 2A1	11/25/2035	2.99%	120	120	120
CITIGROUP MORTGAGE LOAN TRUST 12-4 2A1	11/25/2035	3.28%	606	605	605
CITIGROUP MORTGAGE LOAN TRUST 12-6 1A1	04/25/2037	3.35%	654	654	654
CITIGROUP MORTGAGE LOAN TRUST 12-6 2A1	08/25/2036	3.2%	1,721	1,721	1,722
CITIGROUP MORTGAGE LOAN TRUST 12-7 10A1	09/25/2036	3.28%	42	42	42
CITIGROUP MORTGAGE LOAN TRUST 13-7 2A1	08/25/2036	3.2%	4,582	4,589	4,536
CITIGROUP MORTGAGE LOAN TRUST 13-9 2A1	09/25/2034	3.29%	7,040	7,054	7,026
CITIGROUP MORTGAGE LOAN TRUST 1A1-2014-11	10/25/2035	3.55%	9,937	10,061	10,001
CITIGROUP MORTGAGE LOAN TRUST 1A1-2014-2	02/20/2036	3.13%	8,623	8,659	8,656
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-11	03/25/2035	3.33%	20,068	20,199	20,114
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-9	02/20/2036	3.26%	8,426	8,462	8,372
CITIGROUP MORTGAGE LOAN TRUST 2A1-2014-2	04/25/2036	3.25%	9,798	9,829	9,602
CITIGROUP MORTGAGE LOAN TRUST 2A1-2014-5	02/20/2036	3.17%	9,590	9,642	9,622
CITIGROUP MORTGAGE LOAN TRUST 2A1-2015-9	02/25/2036	3.2%	13,382	13,450	13,295
CITIGROUP MORTGAGE LOAN TRUST 3A1-2012-4	03/25/2036	3.25%	2,136	2,139	2,137
CITIGROUP MORTGAGE LOAN TRUST 3A1-2013-11	09/25/2034	3.1%	3,930	3,963	3,951
CITIGROUP MORTGAGE LOAN TRUST 3A1-2014-6	11/25/2035	2.35%	11,120	11,001	10,996
CITIGROUP MORTGAGE LOAN TRUST 3A1-2015-5	08/25/2034	3.48%	7,663	7,751	7,721
CITIGROUP MORTGAGE LOAN TRUST 4A1-2015-5	04/20/2035	3.02%	18,098	18,215	18,068
CITIGROUP MORTGAGE LOAN TRUST 5A1-2014-11	11/25/2036	3.25%	4,701	4,730	4,765
CITIGROUP MORTGAGE LOAN TRUST 5A1-2015-5	01/25/2036	1.27%	9,564	9,264	9,062
CITIGROUP MORTGAGE LOAN TRUST A1-2015-PS1	09/25/2042	3.75%	16,874	17,089	17,279
CITIGROUP MORTGAGE LOAN TRUST A4-2015-A	06/25/2058	4.25%	1,536	1,595	1,591
CITIGROUP MORTGAGE LOAN TRUST CMLTI_13 1A1	03/25/2035	3.58%	7,278	7,322	7,310
COLT FUNDING LLC A1-2016-3	12/26/2046	2.8%	26,445	26,458	26,488
COLT FUNDING LLC 6-2	09/25/2046	2.75%	6,650	6,675	6,651
COLT FUNDING LLC A1-2017-1	05/27/2047	2.61%	36,325	36,322	36,457
COUNTRYWIDE HOME LOANS 03-46 4A1	01/19/2034	3.14%	4,589	4,698	4,619
COUNTYWIDE ALTERNATIVE LOAN 04-33 2A1	12/25/2034	3.31%	388	391	388
CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES 04-AR3	04/25/2034	3.37%	2,929	2,970	3,037
CREDIT SUISSE MORTGAGE CAPITAL 09-2R 1A12	09/26/2034	3.19%	15,131	15,128	15,108
CREDIT SUISSE MORTGAGE CAPITAL 09-2R 1A13	09/26/2034	3.19%	28,874	28,861	28,589
CREDIT SUISSE MORTGAGE CAPITAL 10-17R 1A1	06/26/2036	3.17%	2,737	2,737	2,777
CREDIT SUISSE MORTGAGE CAPITAL 13-2R 6A1	09/27/2036	3.42%	4,380	4,417	4,462
CREDIT SUISSE MORTGAGE CAPITAL 13-8R 6A1	05/27/2037	1.26%	1,614	1,608	1,617
CREDIT SUISSE MORTGAGE CAPITAL 3A1-2015-7R	10/27/2036	1.36%	15,526	15,010	15,033
CREDIT SUISSE MORTGAGE CAPITAL A6-2015-1R	12/27/2035	3.61%	9,235	9,343	9,338
CREDIT SUISSE MORTGAGE CAPTIAL 13-11R 1A1	06/27/2034	2.75%	6,649	6,648	6,590
CREDIT SUISSE MORTGAGE CAPTIAL 13-11R 2A1	05/27/2034	2.75%	11,301	11,306	11,136
CREDIT SUISSE MORTGAGE CAPTIAL 15A1-2014-11	01/27/2036	3.17%	16,022	16,153	16,080
CREDIT SUISSE MORTGAGE CAPTIAL 1A1-2015-6R	07/27/2035	3.58%	12,734	12,863	12,783
CREDIT SUISSE MORTGAGE CAPTIAL 5A1-2014-5R	07/27/2037	2.5%	6,111	6,111	5,982

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
CREDIT SUISSE MORTGAGE CAPTIAL A1-2017-FHA1	04/25/2047	3.25%	19,944	20,183	20,182
CREDIT SUISSE MORTGAGE TRUST 2A12-2010-2R	10/26/2036	3.47%	22,351	22,589	22,567
CREDIT SUISSE MORTGAGE TRUST 2A12-2010-7R	04/26/2037	3.47%	2,945	2,967	2,936
CREDIT SUISSE MORTGAGE TRUST 2A14-2009-11	09/26/2036	3.06%	2,348	2,360	2,340
CREDIT SUISSE MORTGAGE TRUST 6A12-2010-2R	07/26/2037	4%	4,516	4,555	4,525
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-1A	12/26/2046	2.73%	30,781	30,778	30,781
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-2A	06/25/2047	2.45%	38,000	38,000	37,186
EQUITY ONE ABS INC 04-3 AF4	07/25/2034	4.7%	1,116	1,115	1,127
FIRST HORIZON ALTERNATIVE MORTGAGE 04-AA4 A1	10/25/2034	3.18%	892	904	902
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 3A	08/19/2034	3.77%	743	745	727
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 5A1	08/19/2034	3.65%	856	857	849
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 05-AR1 2A1	01/25/2035	3.44%	2,245	2,254	2,255
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 09-1R 2A1	11/25/2035	3.34%	278	274	278
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 09-1R 3A1	11/25/2035	3.19%	807	781	805
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 2A-2014-4R	08/26/2035	3.78%	9,218	9,369	9,327
HARBORVIEW MORTGAGE LOAN TRUST 04-10 4A	01/19/2035	3.41%	580	584	578
HARBORVIEW MORTGAGE LOAN TRUST 04-7 3A1	11/19/2034	2.73%	770	764	761
HARBORVIEW MORTGAGE LOAN TRUST 2004-1 4A	04/19/2034	2.9%	307	309	310
HARBORVIEW MORTGAGE LOAN TRUST 2004-4 3A	06/19/2034	2.18%	80	79	78
HARBORVIEW MORTGAGE LOAN TRUST 2004-6 5A	08/19/2034	3.49%	232	231	233
JEFFERIES & CO 09-R12 1A1	02/26/2035	3.34%	1,101	1,093	1,105
JEFFERIES & CO 09-R12 2A1	01/26/2035	3.25%	545	541	549
JEFFERIES & CO 09-R3 1A1	12/26/2035	3.06%	460	454	460
JEFFERIES & CO 2A-2009-R2	12/26/2037	3.21%	1,834	1,834	1,837
JEFFERIES & CO A1-2015-R1	12/26/2036	1.13%	7,979	7,647	7,719
JP MORGAN REREMIC 10-5 3A1	08/26/2036	3.2%	28	28	28
JP MORGAN REREMIC 11-2 5A3	03/26/2036	3%	349	348	349
JP MORGAN REREMIC 3A1-2009-10	10/26/2035	3.26%	6,924	6,963	6,970
MERRILL LYNCH CREDIT CORP MORTGAGE INVESTORS INC 04-1 2A2	12/25/2034	3.08%	459	460	463
MERRILL LYNCH MORTGAGE INVESTORS 05-A2 A2	02/25/2035	2.98%	1,624	1,624	1,672
MERRILL LYNCH MORTGAGE INVESTORS TRUST 03-A5 2A6A	08/25/2033	3.18%	1,214	1,211	1,248
MERRILL LYNCH MORTGAGE INVESTORS TRUST 05-A1 2A	12/25/2034	3.07%	755	757	776
MFA TRUST A1-2017-RPL1	02/25/2057	2.6%	34,716	34,716	34,893
MILL CITY MORTGAGE LOAN TRUST A1-2015-1	06/25/2056	2.23%	2,854	2,853	2,855
MILL CITY MORTGAGE LOAN TRUST A1-2015-2	09/25/2057	3%	7,785	7,800	7,822
MILL CITY MORTGAGE LOAN TRUST A1-2016-1	04/25/2057	2.5%	19,923	20,024	19,970
MILL CITY MORTGAGE LOAN TRUST A1-2017-1	11/25/2058	2.75%	36,881	36,745	37,194
MILL CITY MORTGAGE LOAN TRUST A1-2017-2	07/25/2059	2.75%	39,500	39,864	39,870
MILL CITY MORTGAGE TRUST A2-2015-1	06/25/2056	3%	30,560	30,632	30,676
MORGAN STANLEY MORTGAGE LOAN 04-10AR A1	11/25/2034	3.54%	462	468	469

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
MORGAN STANLEY MORTGAGE LOAN PT2A	11/25/2034	3.35%	885	900	902
MORGAN STANLEY REREMIC TRUST 10A-2013-R8	09/26/2036	3.04%	3,335	3,351	3,341
MORGAN STANLEY REREMIC TRUST 10-R6 3A	09/26/2036	1.39%	477	476	474
MORGAN STANLEY REREMIC TRUST 13-R1 5A	11/26/2036	2.71%	3,612	3,633	3,617
MORGAN STANLEY REREMIC TRUST 13-R3 11A	02/26/2036	3.25%	945	944	944
MORGAN STANLEY REREMIC TRUST 13-R3 1A	02/26/2036	3.46%	10,512	10,548	10,554
MORGAN STANLEY REREMIC TRUST 13-R3 4A	12/26/2036	2.78%	4,345	4,356	4,343
MORGAN STANLEY REREMIC TRUST 13-R3 5A	11/26/2036	2.71%	2,733	2,724	2,715
MORGAN STANLEY REREMIC TRUST 13-R8 1A	09/26/2036	3.02%	17,381	17,645	17,373
MORGAN STANLEY REREMIC TRUST 1A-2010-R1	07/26/2035	3.41%	10,886	10,955	10,952
MORGAN STANLEY REREMIC TRUST 1A-2010-R3	07/26/2035	3.58%	3,900	3,924	3,906
MORGAN STANLEY REREMIC TRUST 1A-2010-R5	01/26/2035	3.12%	2,979	2,991	2,985
MORGAN STANLEY REREMIC TRUST 1A-2013-R9	06/26/2046	2.98%	3,849	3,870	3,838
MORGAN STANLEY REREMIC TRUST 2010-R2 1A	09/26/2035	3.08%	1,092	1,124	1,096
MORGAN STANLEY REREMIC TRUST 2014-R6 A	09/26/2035	3.46%	21,941	22,216	22,369
MORGAN STANLEY REREMIC TRUST 2A-2014-R4	08/26/2034	3.39%	17,964	18,207	18,045
MORGAN STANLEY REREMIC TRUST 2A-2015-R1	11/20/2036	3.23%	6,047	6,048	6,047
MORGAN STANLEY REREMIC TRUST 2A-2015-R7	06/26/2035	3.53%	8,091	8,130	8,138
MORGAN STANLEY REREMIC TRUST 3A-2013-R8	09/26/2036	3.21%	3,873	3,888	3,861
MORGAN STANLEY REREMIC TRUST 3A-2014-R4	08/26/2034	3.44%	14,533	14,713	14,664
MORGAN STANLEY REREMIC TRUST 4A-2013-R8	09/26/2036	3.25%	2,035	2,049	2,045
MORGAN STANLEY REREMIC TRUST 4A-2015-R4	08/26/2047	3.31%	12,552	12,585	12,615
MORGAN STANLEY REREMIC TRUST 5A-2013-R9	06/26/2046	1.41%	12,534	12,256	12,096
MORGAN STANLEY REREMIC TRUST 6A-2013-R8	09/26/2036	3.09%	2,578	2,582	2,578
MORGAN STANLEY REREMIC TRUST 7A-2013-R8	09/26/2036	3.32%	4,072	4,094	4,036
MORGAN STANLEY REREMIC TRUST 8A-2015-R3	04/26/2047	3.15%	7,554	7,621	7,571
MORGAN STANLEY REREMIC TRUST A-2014-R7	01/26/2051	3%	21,787	21,344	21,251
NATIONSTAR MORTGAGE LOAN TRUST A-2013-A	12/25/2052	3.75%	2,919	2,980	3,019
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-1A	03/25/2056	3.75%	17,981	18,470	18,450
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2	09/25/2056	3.75%	30,473	31,615	31,205
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2A	11/26/2035	3.75%	11,494	11,822	11,802
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-4A	11/25/2056	3.75%	30,408	31,289	31,300
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-1A	02/25/2057	4%	27,633	28,424	28,723
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-3A	04/25/2057	4%	34,230	35,639	35,438
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2014-3	11/25/2054	3.75%	5,539	5,659	5,640
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2017-2A	03/25/2057	4%	32,994	34,303	34,316
NOMURA RESECURITIZATION TRUST 1A1-2015-6R	04/26/2037	1.28%	9,979	9,544	9,521
NOMURA RESECURITIZATION TRUST 3A1-2014-7R	01/26/2036	3.37%	6,176	6,248	6,250
NOMURA RESECURITIZATION TRUST 4A1-2015-4R	03/26/2037	3.33%	10,084	10,093	10,239
NOMURA RESECURITIZATION TRUST 5A1-2014-6R	04/26/2037	3.13%	3,409	3,438	3,452
RBSSP RESECURITIZATION TRUST 12-6 8A1	04/26/2035	1.72%	4,039	3,931	3,920
RBSSP RESECURITIZATION TRUST 19A1-2009-12	12/25/2035	2.89%	12,436	12,410	12,724
RBSSP RESECURITIZATION TRUST 2009-8 1A1	04/26/2036	3.33%	1,635	1,638	1,640

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
RBSSP RESECURITIZATION TRUST 2A1-2009-6	01/26/2036	3.08%	5,770	5,794	5,830
RBSSP RESECURITIZATION TRUST 7A3-2010-12	12/27/2035	4%	14	14	14
RESIDENTIAL ASSET SECURITIES 03-K10 AI6	12/25/2033	4.54%	312	314	318
RESIDENTIAL FUNDING MORTGAGE SECTION I 06-RP1	10/25/2045	1.72%	4,671	4,651	4,661
STRUCTURED ASSET INVESTMENT LOAN TRUST M1-2003-BC5	06/25/2033	2.15%	6,278	6,088	6,275
STRUCTURED ASSET SECURITIES CORPORATION 03-24A 5A	07/25/2033	3.33%	354	359	354
TOWD POINT MORTGAGE TRUST 1A12-2015-2	11/25/2060	2.75%	3,783	3,762	3,813
TOWD POINT MORTGAGE TRUST A1-2015-4	04/25/2055	3.5%	1,327	1,358	1,359
TOWD POINT MORTGAGE TRUST A1-2015-5	05/25/2055	3.5%	11,075	11,242	11,366
TOWD POINT MORTGAGE TRUST A1-2015-6	04/25/2055	3.5%	14,538	14,676	14,938
TOWD POINT MORTGAGE TRUST A1-2016-1	02/25/2055	3.5%	18,818	19,059	19,284
TOWD POINT MORTGAGE TRUST A1-2016-2	08/25/2055	3%	18,480	18,592	18,762
TOWD POINT MORTGAGE TRUST A1-2016-3	04/25/2056	2.25%	31,057	31,013	30,976
TOWD POINT MORTGAGE TRUST A1A-2015-3	03/25/2054	3.5%	11,263	11,406	11,502
TOWD POINT MORTGAGE TRUST A1B-2015-3	03/25/2054	3%	5,632	5,658	5,701
TOWD POINT MORTGAGE TRUST A4B-2015-3	03/25/2054	3.5%	5,085	5,183	5,093
VERUS SECURITIZATION TRUST A1-2017-1A	01/25/2047	2.85%	22,735	22,730	22,868
WASHINGTON MUTUAL 03-AR6 A1	06/25/2033	3.23%	1,216	1,213	1,241
WASHINGTON MUTUAL 04-AR10 A1A	07/25/2044	1.69%	806	808	764
WASHINGTON MUTUAL 05-AR3 A2	03/25/2035	3.03%	1,978	1,985	1,986
WASHINGTON MUTUAL 05-AR4 A5	04/25/2035	3.03%	5,282	5,264	5,316
WELLS FARGO MORTGAGE BACKED SECURITY 03-M A1	12/25/2033	3%	996	1,026	1,005
WELLS FARGO MORTGAGE BACKED SECURITY 04-DD 2A6	01/25/2035	3.11%	1,555	1,553	1,603
WELLS FARGO MORTGAGE BACKED SECURITY 04-I 1A1	07/25/2034	3.18%	1,908	1,911	1,961
WELLS FARGO MORTGAGE BACKED SECURITY 04-K 2A6	07/25/2034	3.43%	1,620	1,674	1,659
WELLS FARGO MORTGAGE BACKED SECURITY 04-Q 1A2	09/25/2034	3.01%	3,329	3,375	3,436
WELLS FARGO MORTGAGE BACKED SECURITY 04-W A8	11/25/2034	3.01%	5,072	5,079	5,135
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR12 2A5	06/25/2035	3.16%	2,236	2,123	2,297
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR2 2A2	03/25/2035	3.16%	479	481	487
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR2 3A1	03/25/2035	3.15%	1,069	1,061	1,102
WELLS FARGO MORTGAGE BACKED SECURITY 2004-0 A1	08/25/2034	3.01%	277	275	284
WELLS FARGO MORTGAGE BACKED SECURITY 2907 AG	01/25/2035	3.1%	690	692	703
WELLS FARGO MORTGAGE BACKED SECURITY 2A2-2005-AR1	06/25/2035	3.15%	9,304	9,510	9,556
Total NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,822,653	1,825,864

Total RESIDENTIAL MORTGAGE BACKED SECURITIES				3,381,979	3,384,506

ASSET BACKED SECURITIES
ACCESS GROUP INC ACCESS 06-1 A2	08/25/2023	1.3%	124	123	124
AMERICAN CREDIT ACCEPTANCE RECEIVABLES TRUST A-2016-1A	05/12/2020	2.37%	787	787	787
ARES CLO LTD DEF_04014JAA	04/15/2025	2.26%	40,000	39,952	40,002
ARL FIRST LLC ARLFR A1-2012-1A	12/15/2042	2.74%	7,996	8,055	7,782
ATRIUM CDO CORP AR-2010A	07/16/2025	2.11%	25,000	25,000	25,018

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
AVIS BUDGET RENTAL CAR FUNDING	12/20/2021	2.63%	15,000	15,152	14,910
AVIS BUDGET RENTAL CAR FUNDING A-2016-2A	11/20/2022	2.72%	38,000	37,722	37,638
AVIS BUDGET RENTAL CAR FUNDING A-2017-1A	09/20/2023	3.07%	8,020	8,069	8,011
BRAZOS HIGHER EDUCATION AUTHORITY A2-2010-1	02/25/2035	2.39%	20,000	19,771	20,350
CARLYLE GLOBAL MARKET STRATEGIES DEF_14310BAA	02/14/2025	2.48%	13,513	13,513	13,513
CENTRE POINT FUNDING LLC 12-2 A	08/20/2021	2.610%	663	663	653
CHESAPEAKE FUNDING II LLC A1-2016-1A	03/15/2028	2.110%	5,866	5,865	5,880
CLI FUNDING LLC A-2014-1A	06/18/2029	3.290%	10,488	10,501	10,386
COLLEGE LOAN CORPORATION TRUST 02-2 A24	03/01/2042	1.240%	10,000	8,726	9,857
CRONOS CONTAINERS PROGRAM LTD 13-1 A	04/18/2028	3.080%	5,192	5,213	5,153
DIAMOND RESORTS OWNER TRUST A-2013-2	05/20/2026	2.270%	1,562	1,562	1,554
DRYDEN SENIOR LOAN FUND A4A-2008-1	10/15/2028	2.680%	20,000	20,034	20,132
DRYDEN SENIOR LOAN FUND DEF_26250UAC	07/15/2025	2.260%	40,000	40,000	40,059
EDUCATIONAL SERVICES OF AMERICA A-2012-2	04/25/2039	1.950%	5,844	5,841	5,841
EDUCATIONAL SERVICES OF AMERICA A-2014-1	02/25/2039	1.920%	17,414	17,165	17,196
EDUCATIONAL SERVICES OF AMERICA A-2014-3	02/25/2036	1.820%	1,128	1,107	1,107
EXETER AUTOMOBILE RECEIVABLES A-2015-2A	11/15/2019	1.540%	319	319	319
FIRST INVESTORS AUTO OWNER TRUST A2-2016-1A	04/15/2021	2.260%	13,200	13,200	13,238
GLOBAL SUPPLY CHAIN FINANCE A1-2014-1A	07/17/2029	3.190%	7,083	7,082	6,950
GREEN TREE AGENCY ADVANCE FUND AT1-2016-TI	10/15/2048	2.380%	13,250	13,246	13,195
HENDERSON RECEIVABLES LLC 10-3A A	12/15/2048	3.820%	1,232	1,233	1,245
HERTZ VEHICLE FINANCING LLC A-2015-1A	03/25/2021	2.730%	35,000	34,918	34,802
HERTZ VEHICLE FINANCING LLC A-2015-2A	09/25/2019	2.020%	4,475	4,475	4,455
HERTZ VEHICLE FINANCING LLC A-2015-3A	09/25/2021	2.670%	20,000	19,875	19,893
HERTZ VEHICLE FINANCING LLC A-2016-1A	03/25/2020	2.320%	17,105	17,103	17,036
HERTZ VEHICLE FINANCING LLC A-2016-2A	03/25/2022	2.950%	33,900	33,818	33,499
HERTZ VEHICLE FINANCING LLC A-2016-4A	07/25/2022	2.650%	8,168	8,031	8,002
HILTON GRAND VACATIONS TRUST 13-A A	01/25/2026	2.280%	5,684	5,672	5,648
KENTUCKY HIGHER EDUCATION STUDENT LOAN A1-2013-2	09/01/2028	1.600%	7,964	7,789	7,955
MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORP. A1-2014-1	10/25/2035	1.900%	6,985	6,819	6,898
MVW OWNER TRUST MVWOT_16-1A	12/20/2033	2.250%	18,237	18,115	17,865
NAVITAS EQUIPMENT RECEIVABLES	06/15/2021	2.200%	6,952	6,952	6,952
NEW RESIDENTIAL ADVANCE RECEIVABLE AT1-2016-T1	06/15/2049	2.750%	7,923	7,923	7,861
NORTHSTAR EDUCATION FINANCE 04-2 A3	07/30/2018	1.340%	125	125	125
NORTHSTAR EDUCATION FINANCE A3-2002-1	04/01/2042	1.080%	5,000	4,693	4,747
OAK HILL CREDIT PARTNERS DEF_67104CAA	04/20/2025	2.280%	20,000	20,000	20,003
OCTAGON INVESTMENT PARTNERS OCT30_17-1A	03/17/2030	1.000%	6,900	6,900	6,916
ONEMAIN DIRECT AUTO RECEIVABLE	01/15/2021	2.040%	7,453	7,452	7,461
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY WL 13-1A	11/25/2036	1.720%	3,813	3,736	3,739
RACE POINT CLO LTD AR-2013-8A	02/20/2030	2.510%	14,000	14,000	14,031
SALLIE MAE 03-A A2	09/15/2020	1.690%	74	73	74
SALLIE MAE 03-C A2	09/15/2020	1.640%	255	254	255

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
SALLIE MAE 06-3 A4	07/25/2019	1.240%	638	636	638
SALLIE MAE 06-4 A5	10/27/2025	1.260%	123	123	123
SALLIE MAE 11-2 A1	11/25/2027	1.820%	1,331	1,330	1,335
SALLIE MAE 12-3 A	12/27/2038	1.870%	9,084	9,144	9,121
SALLIE MAE 12-B A2	10/15/2030	3.480%	1,908	1,914	1,926
SALLIE MAE A6-2006-2	01/25/2041	1.330%	20,000	18,846	19,181
SBA TOWER TRUST A-2015-1	10/15/2020	3.160%	8,108	8,195	8,173
SBA TOWER TRUST C-2013-1	04/16/2018	2.240%	17,100	17,103	17,087
SBA TOWER TRUST C-2013-2	04/17/2023	3.720%	2,610	2,572	2,660
SBA TOWER TRUST C-2016-1A	07/15/2021	2.880%	3,055	3,026	3,049
SBA TOWER TRUST C-2017-1	04/15/2022	3.170%	22,000	22,000	22,007
SIERRA RECEIVABLES FUNDING CO LLC A-2016-1A	03/21/2033	3.080%	9,547	9,545	9,666
SIERRA RECEIVABLES FUNDING COMPANY 12-3A A	08/20/2029	1.870%	2,253	2,256	2,251
SIERRA RECEIVABLES FUNDING COMPANY 13-2A A	11/20/2025	2.280%	836	836	834
SIERRA RECEIVABLES FUNDING COMPANY A-2016-2A	07/20/2033	2.330%	562	551	563
SIERRA RECEIVABLES FUNDING COMPANY A-2016-3A	10/20/2033	2.430%	11,442	11,440	11,251
SMALL BUSINESS ADMINISTRATION 2002-20J	10/01/2022	4.750%	325	327	337
SOCIAL PROFESSIONAL LOAN PROGRAM LLC A2A-2016-B	03/25/2031	1.680%	4,250	4,250	4,249
SPS SERVICER ADVANCE RECEIVABLE AT2-2016-T2	11/15/2049	2.750%	26,205	26,195	26,158
STUDENT LOAN TRUST A4A-2008-1	12/15/2032	2.85%	5,980	6,066	6,210
SVO VOI MORTGAGE CORP 12-A A	09/20/2029	2%	3,755	3,748	3,720
TAL ADVANTAGE LLC 13-1 A	02/22/2038	2.83%	2,139	2,144	2,106
TREMEN PARK A-2016-1A	04/20/2027	2.53%	20,000	20,076	20,080
U-HAUL S FLEET LLC 10-BT1A 1	10/25/2023	4.900%	4,198	4,198	4,205
VOI MORTGAGE LLC VSTNA_16	07/20/2033	2.540%	12,957	12,954	12,897
VOYA CLO LTD DEF_44986WAA	04/25/2025	2.310%	30,000	30,000	30,033
WELLS FARGO MORTGAGE BACKED SECURITY A-2013-A	03/15/2029	3.100%	912	912	908
Total ASSET BACKED SECURITIES				769,011	769,885

COMMERCIAL MORTGAGE BACKED SECURITIES

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE 06-M2 A2A	10/25/2032	5.270%	6,790	7,165	7,147
FANNIE MAE DEF 31381HZL	01/01/2019	6.080%	467	467	470
GINNIE MAE 10-161 AB	05/16/2035	2.110%	110	110	110
GINNIE MAE 11-165 A	10/16/2037	2.190%	8,821	8,866	8,842
GINNIE MAE 13-141 A	06/16/2040	2.020%	12,545	12,545	12,441
GINNIE MAE 13-146 AH	08/16/2040	2.000%	5,305	5,309	5,276
GINNIE MAE 13-159 A	08/16/2038	1.790%	4,338	4,322	4,318
GINNIE MAE A-2013-57	06/16/2037	1.350%	3,739	3,704	3,661
GINNIE MAE A-2014-61	01/16/2044	2.210%	6,591	6,600	6,582
GINNIE MAE AB-2013-194	05/16/2038	2.250%	8,789	8,815	8,753
GINNIE MAE AB-2014-143	03/16/2040	2.500%	3,373	3,430	3,376

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
GINNIE MAE AB-2014-75	06/16/2047	2.000%	4,482	4,491	4,527
GINNIE MAE AC-2013-13	04/16/2046	1.700%	4,728	4,546	4,480
GINNIE MAE AC-2014-112	12/16/2040	1.900%	5,327	5,380	5,276
GINNIE MAE AC-2014-143	03/16/2040	2%	6,746	6,789	6,722
GINNIE MAE AC-2014-48	10/16/2041	1.9%	10,801	10,888	10,716
GINNIE MAE AC-2014-70	04/16/2042	1.9%	11,328	11,411	11,248
GINNIE MAE AC-2015-98	04/16/2041	2.15%	13,661	13,823	13,592
GINNIE MAE AD-2014-9	09/16/2041	2.500%	6,259	6,375	6,259
GINNIE MAE AD-2016-1829	11/16/2043	2.250%	19,149	19,259	19,040
GINNIE MAE AG-2016-39	01/16/2043	2.300%	14,550	14,619	14,482
GINNIE MAE AN-2014-17	06/16/2048	2.360%	5,533	5,643	5,716
Total AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				164,557	163,034

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
BHMS MORTGAGE TRUST AFL-2014-ATL	07/05/2033	3.600%	5,947	6,117	6,021
BHMS MORTGAGE TRUST AFL-2014-ATL	07/05/2033	2.550%	22,615	22,558	22,615
CFCRE COMMERCIAL MORTAGE TRUST 11-C2 A2	12/15/2047	3.060%	309	309	309
CGDB COMMERCIAL MORTGAGE TRUST A-2017-BIO	05/15/2030	1.800%	12,000	12,000	12,019
CGGS COMMERCIAL MORTGAGE TRUST AFX-2016-RND	02/10/2033	2.760%	11,087	11,084	11,111
CLNS TRUST A-2017-IKPR	06/11/2032	1.920%	30,000	30,000	30,019
COLONY MULTIFAMILY AMERICAN HOMES A-2015-1A	07/17/2032	2.410%	18,546	18,551	18,574
COLONY MULTIFAMILY MORTGAGE TRUST A-2014-1	04/20/2050	2.540%	2,041	2,039	2,030
COLONY STARWOOD HOMES A-2016-2A	12/17/2033	2.460%	34,915	34,915	35,137
COMM MORTGAGE TRUST 13-THL A1	06/08/2030	2.090%	4,757	4,754	4,769
COSMOPOLITAN HOTEL TRUST A-2016-2A	11/15/2033	2.560%	24,000	24,000	24,180
DBUBS MORTGAGE TRUST 11-LC2 A1	07/10/2044	3.530%	1,917	1,924	1,968
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 10-C2 A1	12/10/2043	3.850%	1,005	1,008	1,034
HOME PARTNERS OF AMERICA TRUST	10/17/2033	2.360%	14,006	13,939	13,998
HOME PARTNERS OF AMERICA TRUST A-2017-1	07/17/2034	2.030%	21,600	21,492	21,541
INVITATION HOMES TRUST A-2014-SFR3	12/17/2031	2.360%	7,109	7,082	7,121
INVITATION HOMES TRUST A-2015-SFR1	03/17/2032	2.150%	11,126	11,135	11,226
INVITATION HOMES TRUST A-2015-SFR2	06/17/2032	2.560%	9,936	9,919	10,027
INVITATION HOMES TRUST A-2015-SFR3	08/17/2032	2.290%	33,466	33,484	33,618
JP MORGAN CHASE COMMERCIAL MORTGAGE 09-IWST A2	12/05/2027	5.630%	1,250	1,351	1,336
JP MORGAN CHASE COMMERCIAL MORTGAGE 10-CNTR A1	08/05/2032	3.3%	4,867	4,881	4,897
JP MORGAN CHASE COMMERCIAL MORTGAGE 16-ASH	10/15/2034	2.66%	30,000	29,964	30,113
MORGAN STANLEY MORTGAGE LOAN MSC_17-PRME	02/15/2034	1.89%	19,000	19,000	18,986
PFP 2017-3	01/14/2035	2.04%	5,000	5,000	5,006
RIALTO REAL ESTATE FUND LP A-2015-LT7	12/25/2032	3%	315	315	315
UBS-CITIGROUP COMMERCIAL MORTGAGE TRUST 11-C1 AAB	01/10/2045	3.190%	7,769	7,800	7,965
VSD LLC 2017-PLT1	12/25/2043	3.6%	24,770	24,770	24,779
Total NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				359,391	360,714

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER

Total COMMERCIAL MORTGAGE BACKED SECURITIES				523,948	523,748

CORPORATE DEBT SECURITIES

BANKING
WASHINGTON MUTUAL BANK/HENDERSON	06/15/2011	—%	1,500	—	3	C,D
Total BANKING				—	3

BASIC INDUSTRY
E I DU PONT DE NEMOURS AND CO	05/01/2020	2.200%	31,964	32,050	32,083
LYONDELLBASELL INDUSTRIES NV	04/15/2019	5.000%	14,798	15,457	15,470
Total BASIC INDUSTRY				47,507	47,553

CAPITAL GOODS
HONEYWELL INTERNATIONAL INC	10/30/2019	1.400%	18,980	18,968	18,824
L-3 COMMUNICATIONS CORPORATION	10/15/2019	5.200%	15,567	16,728	16,614
LOCKHEED MARTIN CORPORATION	11/23/2018	1.85%	29,734	29,944	29,793
NORDSON CORPORATION	07/26/2017	2.27%	15,000	15,000	15,005
NORTHROP GRUMMAN CORP	03/15/2021	3.5%	5,000	5,174	5,221
NORTHROP GRUMMAN CORP	06/01/2018	1.750%	24,277	24,334	24,303
SIEMENS AG	03/16/2020	2.200%	10,000	10,079	10,071
STERICYCLE INC	10/15/2017	3.890%	800	804	804
Total CAPITAL GOODS				121,031	120,635

COMMUNICATIONS
A&E TELEVISION NETWORKS LLC	08/22/2019	3.110%	5,000	5,036	5,058
ROGERS COMMUNICATIONS INC	08/15/2018	6.800%	15,238	16,121	16,076
SCRIPPS NETWORKS INTERACTIVE INC	11/15/2019	2.750%	36,347	36,481	36,750
SCRIPPS NETWORKS INTERACTIVE INC	06/15/2020	2.800%	3,300	3,337	3,337
SKY PLC	02/15/2018	6.100%	16,312	16,736	16,738
SKY PLC	11/26/2022	3.13%	5,000	4,987	5,080
SKY PLC	09/16/2019	2.63%	11,805	11,860	11,890
THOMSON REUTERS CORPORATION	10/15/2019	4.7%	3,000	3,168	3,156
Total COMMUNICATIONS				97,726	98,085

CONSUMER CYCLICAL
AUTOLIV INC	04/23/2019	2.840%	5,000	5,000	5,047
CABELAS INCORPORATED	08/04/2020	3.23%	8,000	8,000	7,933
COMPASS GROUP PLC	09/18/2020	3.09%	7,000	7,127	7,140
CVS HEALTH CORPORATION	08/12/2019	2.25%	5,595	5,624	5,627
CVS HEALTH CORPORATION	07/20/2018	1.900%	16,133	16,189	16,175
CVS HEALTH CORPORATION	06/01/2021	2.130%	12,075	11,859	11,940

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
MCDONALDS CORPORATION	03/01/2018	5.350%	20,705	21,273	21,209
MCDONALDS CORPORATION	05/29/2019	1.880%	2,142	2,140	2,142
Total CONSUMER CYCLICAL				77,212	77,213

CONSUMER NON CYCLICAL
ABBVIE INC	05/14/2018	1.800%	34,500	34,494	34,543
ALLERGAN PLC	03/12/2018	2.350%	37,768	37,894	37,930
ALLERGAN PLC	03/12/2020	3.000%	1,465	1,490	1,496
ANHEUSER BUSCH INBEV SA	01/17/2018	1.250%	37,180	37,071	37,126
BACARDI LTD	01/15/2021	4.500%	1,883	2,026	2,002
BECTON DICKINSON AND COMPANY	12/15/2019	2.680%	24,067	24,225	24,355
BECTON DICKINSON AND COMPANY	06/05/2020	2.400%	10,720	10,720	10,736
CARDINAL HEALTH INC	06/14/2019	1.950%	16,335	16,336	16,351
CLOROX COMPANY	10/15/2017	5.950%	22,804	23,089	23,075
CONAGRA FOODS INC	01/25/2018	1.900%	19,375	19,385	19,350
ESSILOR INTERNATIONAL SA	01/05/2022	2.050%	6,000	6,000	5,833
GENERAL MILLS INC	10/20/2017	1.400%	30,000	29,999	29,986
JM SMUCKER	03/15/2018	1.750%	30,303	30,317	30,319
JM SMUCKER	03/15/2020	2.500%	9,231	9,250	9,311
KELLOGG COMPANY	11/15/2019	4.150%	15,100	15,747	15,830
KELLOGG COMPANY	12/15/2020	4%	15,000	16,118	15,817
MARS INC	10/11/2017	2.19%	35,000	35,000	35,033
MARS INC	10/20/2017	2.000%	7,746	7,759	7,757
MOLSON COORS BREWING	07/15/2019	1.450%	26,761	26,746	26,433
MOLSON COORS BREWING CO	07/15/2021	2.100%	10,000	9,763	9,828
MONDELEZ INTERNATIONAL HOLDING	10/28/2019	1.630%	38,625	38,430	38,231
PFIZER INC	12/15/2019	1.700%	14,425	14,417	14,439
SHIRE ACQUISITIONS INVESTMENTS	09/23/2019	1.900%	10,000	9,904	9,954
SODEXO SA	03/04/2019	2.710%	10,000	10,000	10,053
SYSCO CORPORATION	07/15/2021	2.500%	2,000	2,010	2,006
SYSCO CORPORATION	04/01/2019	1.900%	37,240	37,320	37,230
TEVA PHARMACEUTICAL FINANCE NE	07/19/2019	1.700%	15,000	14,999	14,864
TYSON 2009 FAMILY TRUST	08/15/2019	2.650%	38,879	39,041	39,369
Total CONSUMER NON CYCLICAL				559,550	559,257

ELECTRIC
AMERICAN ELECTRIC POWER COMPANY INC	04/30/2019	2.610%	8,000	8,000	8,029
AMERICAN ELECTRIC POWER COMPANY INC	12/15/2017	1.650%	7,724	7,726	7,725
DOMINION ENERGY INC	06/15/2018	1.900%	13,810	13,809	13,840
DOMINION ENERGY INC	02/15/2018	2.130%	15,000	14,998	15,023
DOMINION RESOURCES INC/VA	09/15/2017	1.400%	2,480	2,480	2,479
DUKE ENERGY CORP	08/15/2017	1.630%	9,365	9,367	9,366
ELECTRIC TRANSMISSION TEXAS LLC	06/28/2018	3.690%	25,000	25,337	25,355

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
EMERA INC.	06/15/2019	2.150%	8,424	8,424	8,417
EVERSOURCE ENERGY	05/01/2018	1.450%	28,830	28,722	28,778
EVERSOURCE ENERGY	01/15/2018	1.600%	8,025	8,024	8,014
NEXTERA ENERGY INC	09/01/2017	2.060%	20,000	20,006	20,011
PG&E CORPORATION	03/01/2019	2.4%	37,922	38,106	38,087
PPL CORPORATION	06/01/2018	1.9%	29,901	29,889	29,943
TEXAS ENERGY FUTURE HOLDINGS LP	09/30/2017	5%	3,795	3,826	3,824
TEXAS ENERGY FUTURE HOLDINGS LP	06/01/2019	2.150%	23,335	23,399	23,338
THE SOUTHERN COMPANY	07/01/2021	2.350%	10,000	9,855	9,904
TRANSALTA CORPORATION	05/15/2018	6.900%	2,660	2,639	2,761
WEC ENERGY GROUP INC	11/01/2020	4.170%	1,610	1,693	1,696
WEC ENERGY GROUP INC	06/15/2018	1.650%	19,667	19,667	19,670
XCEL ENERGY INC	08/15/2020	2.200%	14,835	14,815	14,897
Total ELECTRIC				290,782	291,157

ENERGY
CENOVUS ENERGY INC	10/15/2019	5.700%	8,558	8,701	9,032
CHEVRON CORPORATION	11/16/2018	1.790%	25,000	25,000	25,067
COLUMBIA PIPELINE GROUP INC	06/01/2018	2.450%	20,500	20,545	20,594
ENERGY TRANSFER EQUITY LP	11/01/2017	6.200%	27,918	28,269	28,241
ENTERPRISE PRODUCTS PARTNERS LP	10/15/2019	2.55%	24,460	24,664	24,666
TRANSCANADA CORPORATION	11/09/2017	1.63%	33,500	33,498	33,498
Total ENERGY				140,677	141,098

NATURAL GAS
CENTERPOINT ENERGY INC	11/01/2017	6.130%	12,153	12,326	12,315
NISOURCE FINANCE CORPORATION	03/15/2018	6.4%	1,842	1,904	1,898
SEMPRA ENERGY	03/15/2020	2.4%	8,565	8,550	8,605
Total NATURAL GAS				22,780	22,818

TECHNOLOGY
BROADCOM LTD	01/15/2020	2.38%	10,000	10,033	10,020
CISCO SYSTEMS INC	06/15/2018	1.65%	20,000	19,999	20,040
CISCO SYSTEMS INC	09/20/2019	1.400%	12,495	12,485	12,400
HEWLETT PACKARD ENTERPRISE CO	10/05/2018	2.850%	10,000	10,000	10,113
SAP SE	10/14/2017	2.950%	8,000	8,024	8,023
SAP SE	11/15/2017	2.130%	10,000	10,000	10,005
Total TECHNOLOGY				70,541	70,601

TRANSPORTATION
CSX CORP	10/30/2020	3.700%	10,000	10,481	10,432
CRAWFORD GROUP INC	10/15/2017	6.380%	19,708	19,965	19,965
CRAWFORD GROUP INC	11/01/2018	2.800%	12,880	12,988	13,012

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
NORFOLK SOUTHERN CORPORATION	04/01/2018	5.750%	35,231	36,287	36,252
UNION PACIFIC CORPORATION	08/15/2018	5.700%	1,000	1,052	1,041
Total TRANSPORTATION				80,773	80,702

Total CORPORATE DEBT SECURITIES				1,508,579	1,509,122

TOTAL FIXED MATURITIES				6,248,209	6,252,250

COMMON STOCKS

CONGLOMERATES/DIVERSIFIED MFG
DAYCO LLC			10	115	301	D
Total CONGLOMERATES/DIVERSIFIED MFG				115	301

FINANCE—OTHER
TCEH CORP			30	431	511
Total FINANCE—OTHER				431	511

GAMING
TROPICANA CASINOS AND RESORTS INC			4	—	183	D
Total GAMING				—	183

LEISURE
MGM HOLDINGS INC			37	714	3,567	C,D
Total LEISURE				714	3,567

MEDIA
CENGAGE LEARNING INC			4	128	31
DEX MEDIA INC			19	40	75	D
HIBU GROUP 2013 LTD			210	—	—	D
HIBU PLC			197	—	—	D
TRIBUNE MEDIA COMPANY			13	576	523
TRIBUNE PUBLISHING CO			2	1	24
Total MEDIA				745	653

METALS/MINING
ALERIS CORPORATION			5	184	161	D
Total METALS/MINING				184	161

TELECOMMUNICATIONS
HAWAIIAN TELCOM HOLDCO INC			3	49	84	C,D
Total TELECOMMUNICATIONS				49	84

TOTAL COMMON STOCKS				2,238	5,460

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER

SYNDICATED LOANS

BASIC INDUSTRY
ALPHA 3 BV	01/31/2024	4.000%	175	175	175
ASHLAND GLOBAL HOLDINGS INC	05/25/2024	3.21%	600	600	600
AXALTA COATING SYSTEMS LTD	06/03/2024	3.04%	650	649	649
CHEMOURS COMPANY	05/12/2022	3.57%	65	65	65
HUNTSMAN CORPORATION	04/19/2019	4.050%	421	421	421
INEOS AG	03/31/2022	3.8%	982	977	977
MINERALS TECHNOLOGIES INC.	02/13/2024	3.54%	141	141	141
NEXEO SOLUTIONS HOLDINGS LLC	06/09/2023	4.92%	720	716	716
PLATFORM SPECIALTY PRODUCTS CORP	06/07/2023	4.050%	740	736	736
POLYONE CORPORATION	11/12/2022	3.38%	123	123	123
RAVAGO HOLDINGS AMERICA INC	07/13/2023	4.3%	521	516	516
SIGMA GROUP HOLDINGS SARL	09/07/2021	4%	88	88	88
SIGMA GROUP HOLDINGS SARL	09/07/2021	4%	535	534	534
TRONOX LTD	03/19/2020	4.65%	975	971	971
UNIVAR INC	07/01/2022	3.8%	985	979	979
VERSUM MATERIALS INC	09/30/2023	3.650%	75	74	74
Total BASIC INDUSTRY				7,765	7,765

BROKERAGE
LPL FINANCIAL HOLDINGS INC	03/08/2024	3.830%	375	374	374
Total BROKERAGE				374	374

CAPITAL GOODS
ACCUDYNE INDUSTRIES LLC	12/13/2019	4.230%	949	941	941
ADVANCED DISPOSAL SERVICES INC	11/10/2023	3.940%	794	792	792
AI GLOBAL INVESTMENTS & CY SCA	09/13/2023	4.410%	227	226	226
AI GLOBAL INVESTMENTS & CY SCA	09/13/2023	4.410%	171	170	170
ALBEA SA	04/22/2024	5.160%	450	448	448
ANCHOR GLASS CONTAINER CORP	12/07/2023	4.330%	175	174	174
BERRY PLASTICS CORP	02/08/2020	3.370%	830	823	823
BERRY PLASTICS CORP	01/06/2021	3.370%	2,024	2,007	2,007
CROSBY US ACQUISITION CORPORATION	11/23/2020	4.17%	972	970	970
DOOSAN INFRACORE CO LTD	05/20/2024	3.93%	400	399	399
DOUGLAS DYNAMICS INC	12/31/2021	4.55%	174	173	173
FLEX ACQUISITION COMPANY INC	12/19/2023	4.400%	125	124	124
HD SUPPLY INC	10/17/2023	3.9%	348	347	347
LOCKHEED MARTIN CORPORATION	08/16/2023	3.31%	125	124	124
LONE STAR FUND IX (US) LP	10/25/2023	4.05%	224	224	224
PACKAGING HOLDINGS LTD	02/05/2023	4.050%	892	891	891

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
PRINTPACK HOLDINGS INC	07/26/2023	4.080%	135	134	134
QUIKRETE HOLDINGS INC	11/15/2023	3.930%	648	646	646
TRANSDIGM INC	06/09/2023	4.050%	869	866	866
WASTE INDUSTRIES USA INC.	02/27/2020	3.800%	245	245	245
WCA WASTE SYSTEMS INC	08/11/2023	3.970%	423	422	422
WESCO AIRCRAFT HARDWARE CORPORATION	02/28/2021	3.650%	1,516	1,502	1,502
WILSONART (ILLINOIS TOOL)	12/19/2023	4.650%	299	299	299
Total CAPITAL GOODS				12,947	12,947

COMMUNICATIONS
ARRIS INTERNATIONAL PLC	04/26/2024	3.550%	1,000	998	998
CABLE ONE INC	05/01/2024	3.430%	700	699	699
CENTURYLINK INC	01/31/2025	3.930%	75	75	75
CHARTER COMMUNICATIONS INC	01/03/2021	3.050%	1,280	1,268	1,268
ENTRAVISION COMMUNICATIONS CORPORATION	05/31/2020	3.650%	862	858	858
GRAY TELEVISION INC	02/07/2024	3.550%	299	299	299
GRUPO TELEVISA SAB	03/15/2024	3.800%	979	973	973
HIBU PLC	09/06/2065	8.500%	115	130	130
HIBU PLC	09/06/2021	8.180%	121	119	119
HUBBARD RADIO LLC	05/27/2022	4.3%	177	177	177
INTELSAT LTD	06/30/2019	4%	1,000	993	993
ION MEDIA NETWORKS INC	12/18/2020	4.13%	325	324	324
LEVEL 3 COMMUNICATIONS INC	02/22/2024	3.470%	500	499	499
LIONS GATE ENTERTAINMENT	12/08/2023	4.050%	236	235	235
LIONS GATE ENTERTAINMENT	12/08/2021	3.050%	148	147	147
MEDIACOM COMMUNICATIONS CORPORATION	02/15/2024	3.450%	985	980	980
MISSION BROADCASTING INC	01/17/2024	4.240%	36	36	36
NATIONAL CINEMEDIA INC	11/26/2019	3.800%	1,000	988	988
NEXSTAR BROADCASTING INC	01/17/2024	4.240%	363	360	360
NEXT LUXEMBOURG SCSP	07/17/2025	3.460%	312	309	309
NIELSEN HOLDINGS PLC	10/04/2023	3.100%	738	737	737
NUMERICABLE GROUP SA	07/15/2025	3.940%	1,000	998	998
SBA COMMUNICATIONS CORP	03/24/2021	3.300%	274	274	274
SINCLAIR BROADCAST GROUP INC	01/03/2024	3.300%	975	965	965
SOFTBANK GROUP CORP	02/02/2024	3.560%	325	325	325
SONIFI SOLUTIONS INC	03/28/2018	6.750%	320	304	304
SOUTHWIRE CO	02/10/2021	3.620%	969	960	960
SWITCH LTD	06/26/2024	4.040%	200	200	200
TELAPEX INC	05/24/2024	3.280%	900	898	898
TRIBUNE MEDIA COMPANY	12/27/2020	4.050%	81	81	81
TRIBUNE MEDIA COMPANY	01/20/2024	4.050%	1,014	1,012	1,012
URBAN ONE INC	04/18/2023	5.080%	550	545	545
WINDSTREAM HOLDINGS INC	02/08/2024	4.460%	975	968	968

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
ZAYO GROUP HOLDINGS INC	01/19/2024	3.720%	179	178	178
Total COMMUNICATIONS				18,912	18,912

CONSUMER CYCLICAL
AFFINITY GAMING LLC	07/01/2023	4.550%	314	313	313
ALLISON TRANSMISSION INC	09/16/2022	3.220%	560	559	559
AMC ENTERTAINMENT HOLDINGS INC	12/15/2022	3.460%	982	981	981
ANSCHUTZ CO	04/01/2022	3.090%	980	976	976
BASS PRO GROUP LLC	06/05/2020	4.370%	147	147	147
CCM MERGER	08/06/2021	3.830%	305	304	304
CEDAR FAIR LP	04/13/2024	3.300%	575	575	575
CITYCENTER HOLDINGS LLC	04/12/2024	3.720%	325	323	323
DIGITAL CINEMA IMPLEMENTATION PARTNERS LLC	05/17/2021	3.650%	602	598	598
DTZ INVESTMENT HOLDINGS LP	11/04/2021	4.440%	1,204	1,197	1,197
ELDORADO RESORTS INC	04/17/2024	3.380%	1,000	1,000	1,000
FIAT CHRYSLER AUTOMOBILES NV	12/31/2018	3.160%	583	582	582
FORSTMANN LITTLE & CO	05/06/2021	4.300%	975	969	969
GATES GLOBAL LLC	03/30/2024	4.410%	705	690	690
HILTON WORLDWIDE FINANCE LLC	10/25/2023	3.220%	951	948	948
HUDSONS BAY CO	09/30/2022	4.250%	69	69	69
KKR & CO LP	07/01/2022	5.170%	997	994	994
LAS VEGAS SANDS CORP	03/28/2024	3.050%	1,490	1,482	1,482
MICHAELS STORES INC	01/28/2023	3.810%	982	980	980
MOHEGAN TRIBAL GAMING AUTHORITY	10/13/2023	5.050%	673	667	667
NEIMAN MARCUS GROUP INC	10/25/2020	4.340%	982	974	974
PARTY CITY HOLDINGS INC	08/19/2022	4.170%	182	182	182
PETSMART INC	03/11/2022	4.220%	982	982	982
PVH CORPORATION	05/19/2021	2.710%	973	972	972
RESTAURANT BRANDS INTERNATIONAL INC	02/16/2024	3.340%	983	982	982
RYMAN HOSPITALITY PROPERTIES	05/11/2024	3.44%	225	225	225
SCIENTIFIC GAMES CORPORATION	10/01/2021	5.06%	275	275	275
SEMINOLE TRIBE OF FLORIDA	06/22/2024	3.29%	200	199	199
SERVICEMASTER COMPANY	11/08/2023	3.550%	648	647	647
SIX FLAGS ENTERTAINMENT CORPORATION	06/30/2022	3.040%	172	171	171
TRANSUNION	04/09/2023	3.550%	224	224	224
WEST CORPORATION	06/17/2023	3.580%	149	149	149
YONKERS RACING CORP	05/29/2024	4.300%	450	449	449
YUM! BRANDS INC.	06/16/2023	3.210%	174	173	173
Total CONSUMER CYCLICAL				20,958	20,958

CONSUMER NON CYCLICAL
ALBERTSONS INVESTOR HOLDINGS LLC	06/22/2023	4.040%	304	303	303
ALERE INC	06/20/2022	4.300%	347	344	344

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
ARAMARK	03/29/2024	3.050%	1,300	1,300	1,300
BLUE BUFFALO PET PRODUCTS INC	05/27/2024	3.220%	525	525	525
CATALENT INC	05/20/2021	3.800%	575	572	572
CHANGE HEALTHCARE HOLDINGS LLC	03/01/2024	3.800%	1,000	998	998
ENDO INTERNATIONAL PLC	04/25/2024	5.310%	275	274	274
GRIFOLS INC	01/31/2025	3.440%	475	474	474
JAGUAR HOLDING COMPANY I	08/18/2022	3.790%	983	979	979
JBS FOODS INTERNATIONAL DAC	10/28/2022	5.75%	525	525	525
MALLINCKRODT PLC	08/21/2023	3.9%	975	974	974
PILOT CORP/US	05/25/2023	3.05%	125	125	125
PINNACLE FOODS INC	02/02/2024	3.080%	549	548	548
POST HOLDINGS INC	05/24/2024	3.430%	455	453	453
POST HOLDINGS INC	05/24/2024	3.430%	545	544	544
PRESTIGE BRANDS HOLDINGS INC	01/26/2024	3.800%	191	190	190
QUORUM HEALTH CORPORATION	04/29/2022	7.800%	146	144	144
RPI INTERNATIONAL PARTNERS LP	03/16/2023	3.15%	1,001	999	999
TENNESSEE PARENT INC	02/06/2024	3.75%	950	948	948
US FOODS HOLDING CORPORATION	06/27/2023	3.8%	1,466	1,462	1,462
VALEANT PHARMACEUTICALS INTERNATIONAL INC	04/01/2022	5.830%	902	897	897
VARSITY BRANDS HOLDING	12/10/2021	4.57%	122	121	121
Total CONSUMER NON CYCLICAL				13,699	13,699

ELECTRIC
AES CORPORATION (THE)	05/24/2022	3.19%	225	225	225
ASTORIA PROJECT PARTNERS	12/24/2021	5.1%	226	224	224
CALPINE CORP	01/31/2022	3.55%	995	987	987
HELIX GEN FUNDING LLC	06/03/2024	4.960%	200	198	198
NRG ENERGY INC	06/30/2023	3.300%	993	987	987
TEXAS ENERGY FUTURE HOLDINGS LP	06/28/2018	4.29%	725	724	724
VIVA ALAMO LLC	02/22/2021	5.45%	267	266	266
WG PARTNERS	11/15/2023	5.15%	368	364	364
Total ELECTRIC				3,975	3,975

ENERGY
ENERGY TRANSFER EQUITY LP	02/02/2024	3.83%	87	87	87
RHODE ISLAND STATE ENERGY CENTER	12/19/2022	5.8%	198	195	195
Total ENERGY				282	282

FINANCE COMPANY
FINCO I LLC	06/10/2022	3.99%	575	574	574
ISTAR INC	07/01/2020	4.900%	893	886	886
Total FINANCE COMPANY				1,460	1,460

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
INSURANCE
HOCKEY PARENT HOLDINGS LP	10/02/2020	4.420%	982	974	974
NEW ASURION CORPORATION	08/04/2022	4.300%	287	286	286
NEW ASURION CORPORATION	11/03/2023	4.050%	319	317	317
ONEX CORPORATION	05/15/2024	4.180%	300	299	299
Total INSURANCE				1,876	1,876

OTHER INDUSTRY
BOOZ ALLEN HAMILTON HOLDING CORP	06/30/2023	3.340%	149	149	149
HUSKY INJECTION MOLDING SYS LT	06/30/2021	4.300%	913	904	904
MUELLER WATER PRODUCTS INC	11/26/2021	3.580%	982	982	982
Total OTHER INDUSTRY				2,035	2,035

OTHER UTILITY
EWT HOLDINGS III CORP	01/15/2021	3.500%	982	982	982
LS POWER DEVELOPMENT LLC	11/09/2020	5.15%	907	905	905
Total OTHER UTILITY				1,887	1,887

REITS
EXTENDED STAY AMERICA INC	08/30/2023	3.550%	149	149	149
LIGHTSTONE HOLDCO LLC	01/30/2024	5.450%	188	184	184
LIGHTSTONE HOLDCO LLC	01/30/2024	5.450%	12	11	11
Total REITS				344	344

TECHNOLOGY
DELL INC	09/07/2021	3.550%	390	379	379
DELL TECHNOLOGIES INC	09/07/2023	3.3%	572	568	568
GARTNER INC	04/05/2024	3.05%	800	799	799
GODADDY INC	02/15/2024	3.55%	1,300	1,297	1,297
HEWLETT PACKARD ENTERPRISE CO	06/21/2024	3.91%	775	773	773
INFOR SOFTWARE PARENT LLC	02/01/2022	3.900%	425	424	424
JDA SOFTWARE GROUP INC	10/12/2023	4.550%	125	124	124
MICRO FOCUS INTERNATIONAL PLC	06/20/2024	3.910%	100	100	100
MICROSEMI CORPORATION	01/15/2023	3.330%	209	206	206
NEUSTAR INC	02/29/2024	4.710%	200	199	199
NEW OMAHA HOLDINGS LP	07/10/2022	3.470%	916	915	915
RIVERBED HOLDINGS INC	04/25/2022	4.300%	198	198	198
SABRE HOLDINGS CORPORATION	02/22/2024	3.800%	820	819	819
SCIENCE APPLICATIONS INTERNATIONAL CORPORATION	05/04/2022	3.690%	779	778	778
SYNCHRONOSS TECHNOLOGIES INC	01/19/2024	4.080%	275	274	274
TESSERA TECHNOLOGIES INC	12/09/2023	4.300%	249	247	247
TTM TECHNOLOGIES INC	05/31/2021	5.300%	68	67	67
VERINT SYSTEMS INC	06/23/2024	3.540%	400	400	400

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
WESTERN DIGITAL CORPORATION	04/29/2023	3.780%	238	232	232
Total TECHNOLOGY				8,799	8,799

TRANSPORTATION
AMERICAN AIRLINES GROUP INC	06/27/2020	3.040%	970	968	968
DELTA AIR LINES INC	10/18/2018	3.620%	975	969	969
UNITED CONTINENTAL HOLDINGS INC	03/29/2024	3.420%	599	598	598
VARSITY BRANDS HOLDING	03/21/2022	3.960%	850	845	845
Total TRANSPORTATION				3,380	3,380

Total SYNDICATED LOANS BEFORE ALLOWANCE FOR LOAN LOSSES				98,693	98,693
ALLOWANCE FOR LOAN LOSSES				(941)	(941)
TOTAL SYNDICATED LOANS—NET				97,752	97,752

DERIVATIVES

PURCHASED OPTIONS
BNP PARIBAS SA	08/29/2017		—	152	152
BNP PARIBAS SA	08/28/2018		—	159	159
BNP PARIBAS SA	10/23/2018		—	123	123
BNP PARIBAS SA	05/08/2018		—	37	37
BNP PARIBAS SA	05/07/2019		—	42	42
BNP PARIBAS SA	06/19/2018		—	37	37
BNP PARIBAS SA	06/18/2019		—	84	84
BNP PARIBAS SA	06/26/2018		—	42	42
BNP PARIBAS SA	06/25/2019		—	46	46
BNP PARIBAS SA	07/03/2017		—	1,571	1,571
BNP PARIBAS SA	07/02/2019		—	42	42
BNP PARIBAS SA	07/25/2017		—	912	912
BNP PARIBAS SA	07/23/2019		—	37	37
BNP PARIBAS SA	08/01/2017		—	902	902
BNP PARIBAS SA	07/31/2018		—	32	32
BNP PARIBAS SA	07/30/2019		—	38	38
BNP PARIBAS SA	08/15/2017		—	1,005	1,005
BNP PARIBAS SA	08/14/2018		—	31	31
BNP PARIBAS SA	08/22/2017		—	806	806
BNP PARIBAS SA	08/20/2019		—	36	36
BNP PARIBAS SA	09/12/2017		—	1,248	1,248
BNP PARIBAS SA	09/10/2019		—	40	40
BNP PARIBAS SA	09/26/2017		—	989	989
BNP PARIBAS SA	10/03/2017		—	1,111	1,111
BNP PARIBAS SA	10/01/2019		—	78	78
BNP PARIBAS SA	10/24/2017		—	1,064	1,064

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
BNP PARIBAS SA	10/22/2019		—	40	40
BNP PARIBAS SA	11/07/2017		—	1,082	1,082
BNP PARIBAS SA	11/06/2018		—	35	35
BNP PARIBAS SA	11/05/2019		—	40	40
BNP PARIBAS SA	11/21/2017		—	778	778
BNP PARIBAS SA	11/20/2018		—	31	31
BNP PARIBAS SA	11/19/2019		—	36	36
BNP PARIBAS SA	11/28/2017		—	729	729
BNP PARIBAS SA	11/27/2018		—	31	31
BNP PARIBAS SA	12/12/2017		—	508	508
BNP PARIBAS SA	12/11/2018		—	52	52
BNP PARIBAS SA	12/10/2019		—	32	32
BNP PARIBAS SA	12/26/2017		—	634	634
BNP PARIBAS SA	12/24/2018		—	27	27
BNP PARIBAS SA	12/24/2019		—	33	33
BNP PARIBAS SA	01/02/2018		—	590	590
BNP PARIBAS SA	12/31/2019		—	33	33
BNP PARIBAS SA	01/16/2018		—	593	593
BNP PARIBAS SA	01/15/2019		—	27	27
BNP PARIBAS SA	01/14/2020		—	33	33
BNP PARIBAS SA	01/23/2018		—	622	622
BNP PARIBAS SA	01/22/2019		—	26	26
BNP PARIBAS SA	01/21/2020		—	65	65
BNP PARIBAS SA	02/13/2018		—	470	470
BNP PARIBAS SA	02/12/2019		—	46	46
BNP PARIBAS SA	02/11/2020		—	58	58
BNP PARIBAS SA	03/20/2018		—	589	589
BNP PARIBAS SA	03/19/2019		—	23	23
BNP PARIBAS SA	03/17/2020		—	59	59
BNP PARIBAS SA	03/27/2018		3	469	469
BNP PARIBAS SA	03/26/2019		—	45	45
BNP PARIBAS SA	03/24/2020		—	57	57
BNP PARIBAS SA	04/03/2018		3	470	470
BNP PARIBAS SA	04/02/2019		—	22	22
BNP PARIBAS SA	03/31/2020		—	29	29
BNP PARIBAS SA	05/22/2018		3	402	402
BNP PARIBAS SA	05/21/2019		—	21	21
BNP PARIBAS SA	05/19/2020		—	82	82
BNP PARIBAS SA	05/29/2018		3	416	416
BNP PARIBAS SA	05/28/2019		—	21	21
BNP PARIBAS SA	05/26/2020		—	27	27
BNP PARIBAS SA	06/05/2018		3	354	354
BNP PARIBAS SA	06/04/2019		—	20	20

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
BNP PARIBAS SA	06/02/2020		—	26	26
BNP PARIBAS SA	06/19/2018		3	382	382
BNP PARIBAS SA	06/18/2019		—	39	39
BNP PARIBAS SA	06/16/2020		—	26	26
WELLS FARGO BANK NA	08/22/2017		—	221	221
WELLS FARGO BANK NA	08/21/2018		—	285	285
WELLS FARGO BANK NA	12/11/2018		—	173	173
WELLS FARGO BANK NA	01/16/2018		—	109	109
WELLS FARGO BANK NA	01/15/2019		—	171	171
WELLS FARGO BANK NA	01/23/2018		—	157	157
WELLS FARGO BANK NA	01/29/2019		—	166	166
WELLS FARGO BANK NA	02/20/2018		—	203	203
WELLS FARGO BANK NA	03/27/2018		—	117	117
WELLS FARGO BANK NA	03/26/2019		—	218	218
WELLS FARGO BANK NA	04/09/2019		—	43	43
WELLS FARGO BANK NA	04/17/2018		—	35	35
WELLS FARGO BANK NA	04/16/2019		—	81	81
WELLS FARGO BANK NA	04/24/2018		—	36	36
WELLS FARGO BANK NA	04/23/2019		—	41	41
WELLS FARGO BANK NA	05/01/2018		—	78	78
WELLS FARGO BANK NA	04/30/2019		—	87	87
WELLS FARGO BANK NA	05/15/2018		—	81	81
WELLS FARGO BANK NA	05/14/2019		—	45	45
WELLS FARGO BANK NA	05/21/2019		—	43	43
WELLS FARGO BANK NA	06/05/2018		—	35	35
WELLS FARGO BANK NA	06/04/2019		—	80	80
WELLS FARGO BANK NA	06/12/2018		—	38	38
WELLS FARGO BANK NA	06/11/2019		—	86	86
WELLS FARGO BANK NA	07/11/2017		—	1,083	1,083
WELLS FARGO BANK NA	07/09/2019		—	38	38
WELLS FARGO BANK NA	07/18/2017		—	904	904
WELLS FARGO BANK NA	08/08/2017		—	819	819
WELLS FARGO BANK NA	08/07/2018		—	92	92
WELLS FARGO BANK NA	08/06/2019		—	72	72
WELLS FARGO BANK NA	08/29/2017		—	820	820
WELLS FARGO BANK NA	08/28/2018		—	31	31
WELLS FARGO BANK NA	09/05/2017		—	911	911
WELLS FARGO BANK NA	09/03/2019		—	36	36
WELLS FARGO BANK NA	09/19/2017		—	1,113	1,113
WELLS FARGO BANK NA	10/10/2017		—	931	931
WELLS FARGO BANK NA	10/09/2018		—	35	35
WELLS FARGO BANK NA	10/08/2019		—	40	40
WELLS FARGO BANK NA	10/17/2017		—	1,012	1,012

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
WELLS FARGO BANK NA	10/16/2018		—	35	35
WELLS FARGO BANK NA	10/15/2019		—	40	40
WELLS FARGO BANK NA	10/31/2017		—	1,080	1,080
WELLS FARGO BANK NA	10/29/2019		—	42	42
WELLS FARGO BANK NA	11/14/2017		—	892	892
WELLS FARGO BANK NA	11/12/2019		—	38	38
WELLS FARGO BANK NA	12/05/2017		—	783	783
WELLS FARGO BANK NA	12/04/2018		—	30	30
WELLS FARGO BANK NA	12/03/2019		—	36	36
WELLS FARGO BANK NA	12/19/2017		—	569	569
WELLS FARGO BANK NA	12/18/2018		—	26	26
WELLS FARGO BANK NA	12/17/2019		—	32	32
WELLS FARGO BANK NA	01/09/2018		—	567	567
WELLS FARGO BANK NA	01/08/2019		—	27	27
WELLS FARGO BANK NA	01/07/2020		—	33	33
WELLS FARGO BANK NA	01/30/2018		—	555	555
WELLS FARGO BANK NA	01/29/2019		—	27	27
WELLS FARGO BANK NA	01/28/2020		—	65	65
WELLS FARGO BANK NA	02/06/2018		—	596	596
WELLS FARGO BANK NA	02/05/2019		—	26	26
WELLS FARGO BANK NA	02/04/2020		—	32	32
WELLS FARGO BANK NA	02/20/2018		—	513	513
WELLS FARGO BANK NA	02/19/2019		—	22	22
WELLS FARGO BANK NA	02/18/2020		—	28	28
WELLS FARGO BANK NA	02/27/2018		—	454	454
WELLS FARGO BANK NA	02/26/2019		—	22	22
WELLS FARGO BANK NA	02/25/2020		—	84	84
WELLS FARGO BANK NA	03/06/2018		—	436	436
WELLS FARGO BANK NA	03/05/2019		—	22	22
WELLS FARGO BANK NA	03/03/2020		—	28	28
WELLS FARGO BANK NA	03/10/2020		—	28	28
WELLS FARGO BANK NA	03/12/2019		—	44	44
WELLS FARGO BANK NA	03/13/2018		—	460	460
WELLS FARGO BANK NA	04/10/2018		4	532	532
WELLS FARGO BANK NA	04/09/2019		—	23	23
WELLS FARGO BANK NA	04/07/2020		—	58	58
WELLS FARGO BANK NA	04/17/2018		3	504	504
WELLS FARGO BANK NA	04/14/2020		—	30	30
WELLS FARGO BANK NA	04/24/2018		3	420	420
WELLS FARGO BANK NA	04/23/2019		—	21	21
WELLS FARGO BANK NA	04/21/2020		—	28	28
WELLS FARGO BANK NA	05/01/2018		3	406	406
WELLS FARGO BANK NA	04/30/2019		—	21	21

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
WELLS FARGO BANK NA	04/28/2020		—	28	28
WELLS FARGO BANK NA	05/08/2018		3	385	385
WELLS FARGO BANK NA	05/07/2019		—	21	21
WELLS FARGO BANK NA	05/05/2020		—	55	55
WELLS FARGO BANK NA	05/15/2018		3	393	393
WELLS FARGO BANK NA	05/12/2020		—	27	27
WELLS FARGO BANK NA	06/12/2018		3	339	339
WELLS FARGO BANK NA	06/11/2019		—	19	19
WELLS FARGO BANK NA	06/09/2020		—	26	26
WELLS FARGO BANK NA	06/26/2018		3	394	394
WELLS FARGO BANK NA	06/25/2019		—	21	21
WELLS FARGO BANK NA	06/23/2020		—	29	29
Total PURCHASED OPTIONS				42,912	42,912

WRITTEN OPTIONS
BNP PARIBAS SA	08/29/2017		—	(132)	(132)
BNP PARIBAS SA	08/28/2018		—	(122)	(122)
BNP PARIBAS SA	10/23/2018		—	(87)	(87)
BNP PARIBAS SA	05/08/2018		—	(30)	(30)
BNP PARIBAS SA	05/07/2019		—	(29)	(29)
BNP PARIBAS SA	06/19/2018		—	(32)	(32)
BNP PARIBAS SA	06/18/2019		—	(65)	(65)
BNP PARIBAS SA	06/25/2019		—	(36)	(36)
BNP PARIBAS SA	06/26/2018		—	(36)	(36)
BNP PARIBAS SA	07/03/2017		—	(1,395)	(1,395)
BNP PARIBAS SA	07/03/2017		—	(23)	(23)
BNP PARIBAS SA	07/02/2019		—	(33)	(33)
BNP PARIBAS SA	07/25/2017		—	(772)	(772)
BNP PARIBAS SA	07/25/2017		—	(14)	(14)
BNP PARIBAS SA	07/23/2019		—	(27)	(27)
BNP PARIBAS SA	08/01/2017		—	(771)	(771)
BNP PARIBAS SA	08/01/2017		—	(16)	(16)
BNP PARIBAS SA	07/31/2018		—	(27)	(27)
BNP PARIBAS SA	07/30/2019		—	(28)	(28)
BNP PARIBAS SA	08/15/2017		—	(852)	(852)
BNP PARIBAS SA	08/15/2017		—	(14)	(14)
BNP PARIBAS SA	08/14/2018		—	(26)	(26)
BNP PARIBAS SA	08/20/2019		—	(27)	(27)
BNP PARIBAS SA	08/22/2017		—	(678)	(678)
BNP PARIBAS SA	08/22/2017		—	(13)	(13)
BNP PARIBAS SA	09/12/2017		—	(1,092)	(1,092)
BNP PARIBAS SA	09/12/2017		—	(19)	(19)
BNP PARIBAS SA	09/10/2019		—	(31)	(31)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
BNP PARIBAS SA	09/26/2017		—	(854)	(854)
BNP PARIBAS SA	09/26/2017		—	(16)	(16)
BNP PARIBAS SA	10/03/2017		—	(966)	(966)
BNP PARIBAS SA	10/03/2017		—	(17)	(17)
BNP PARIBAS SA	10/01/2019		—	(60)	(60)
BNP PARIBAS SA	10/24/2017		—	(944)	(944)
BNP PARIBAS SA	10/24/2017		—	(20)	(20)
BNP PARIBAS SA	10/22/2019		—	(31)	(31)
BNP PARIBAS SA	11/07/2017		—	(962)	(962)
BNP PARIBAS SA	11/07/2017		—	(21)	(21)
BNP PARIBAS SA	11/06/2018		—	(30)	(30)
BNP PARIBAS SA	11/05/2019		—	(31)	(31)
BNP PARIBAS SA	11/19/2019		—	(27)	(27)
BNP PARIBAS SA	11/20/2018		—	(26)	(26)
BNP PARIBAS SA	11/21/2017		—	(16)	(16)
BNP PARIBAS SA	11/21/2017		—	(677)	(677)
BNP PARIBAS SA	11/28/2017		—	(633)	(633)
BNP PARIBAS SA	11/28/2017		—	(16)	(16)
BNP PARIBAS SA	11/27/2018		—	(26)	(26)
BNP PARIBAS SA	12/12/2017		—	(429)	(429)
BNP PARIBAS SA	12/12/2017		—	(11)	(11)
BNP PARIBAS SA	12/11/2018		—	(43)	(43)
BNP PARIBAS SA	12/10/2019		—	(24)	(24)
BNP PARIBAS SA	12/26/2017		—	(11)	(11)
BNP PARIBAS SA	12/26/2017		—	(542)	(542)
BNP PARIBAS SA	12/24/2018		—	(22)	(22)
BNP PARIBAS SA	12/24/2019		—	(24)	(24)
BNP PARIBAS SA	01/02/2018		—	(505)	(505)
BNP PARIBAS SA	01/02/2018		—	(12)	(12)
BNP PARIBAS SA	12/31/2019		—	(25)	(25)
BNP PARIBAS SA	01/16/2018		—	(507)	(507)
BNP PARIBAS SA	01/16/2018		—	(12)	(12)
BNP PARIBAS SA	01/15/2019		—	(23)	(23)
BNP PARIBAS SA	01/14/2020		—	(24)	(24)
BNP PARIBAS SA	01/21/2020		—	(44)	(44)
BNP PARIBAS SA	01/22/2019		—	(20)	(20)
BNP PARIBAS SA	01/23/2018		—	(10)	(10)
BNP PARIBAS SA	01/23/2018		—	(514)	(514)
BNP PARIBAS SA	02/13/2018		—	(374)	(374)
BNP PARIBAS SA	02/13/2018		—	(7)	(7)
BNP PARIBAS SA	02/12/2019		—	(35)	(35)
BNP PARIBAS SA	02/11/2020		—	(38)	(38)
BNP PARIBAS SA	03/20/2018		—	(482)	(482)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
BNP PARIBAS SA	03/20/2018		—	(8)	(8)
BNP PARIBAS SA	03/19/2019		—	(18)	(18)
BNP PARIBAS SA	03/17/2020		—	(39)	(39)
BNP PARIBAS SA	03/27/2018		(3)	(377)	(377)
BNP PARIBAS SA	03/27/2018		—	(7)	(7)
BNP PARIBAS SA	03/26/2019		—	(34)	(34)
BNP PARIBAS SA	03/24/2020		—	(38)	(38)
BNP PARIBAS SA	04/03/2018		(3)	(379)	(379)
BNP PARIBAS SA	04/03/2018		—	(7)	(7)
BNP PARIBAS SA	04/02/2019		—	(17)	(17)
BNP PARIBAS SA	03/31/2020		—	(19)	(19)
BNP PARIBAS SA	05/19/2020		—	(54)	(54)
BNP PARIBAS SA	05/21/2019		—	(16)	(16)
BNP PARIBAS SA	05/22/2018		—	(7)	(7)
BNP PARIBAS SA	05/22/2018		(3)	(326)	(326)
BNP PARIBAS SA	05/29/2018		(3)	(337)	(337)
BNP PARIBAS SA	05/29/2018		—	(6)	(6)
BNP PARIBAS SA	05/28/2019		—	(16)	(16)
BNP PARIBAS SA	05/26/2020		—	(18)	(18)
BNP PARIBAS SA	06/05/2018		(3)	(283)	(283)
BNP PARIBAS SA	06/05/2018		—	(6)	(6)
BNP PARIBAS SA	06/04/2019		—	(15)	(15)
BNP PARIBAS SA	06/02/2020		—	(17)	(17)
BNP PARIBAS SA	06/19/2018		(3)	(306)	(306)
BNP PARIBAS SA	06/19/2018		—	(6)	(6)
BNP PARIBAS SA	06/18/2019		—	(29)	(29)
BNP PARIBAS SA	06/16/2020		—	(17)	(17)
WELLS FARGO BANK NA	08/22/2017		—	(196)	(196)
WELLS FARGO BANK NA	08/21/2018		—	(225)	(225)
WELLS FARGO BANK NA	12/11/2018		—	(95)	(95)
WELLS FARGO BANK NA	12/11/2018		—	(10)	(10)
WELLS FARGO BANK NA	01/16/2018		—	(94)	(94)
WELLS FARGO BANK NA	01/15/2019		—	(132)	(132)
WELLS FARGO BANK NA	01/23/2018		—	(134)	(134)
WELLS FARGO BANK NA	01/29/2019		—	(127)	(127)
WELLS FARGO BANK NA	02/20/2018		—	(173)	(173)
WELLS FARGO BANK NA	03/27/2018		—	(95)	(95)
WELLS FARGO BANK NA	03/26/2019		—	(154)	(154)
WELLS FARGO BANK NA	04/09/2019		—	(31)	(31)
WELLS FARGO BANK NA	04/17/2018		—	(28)	(28)
WELLS FARGO BANK NA	04/16/2019		—	(56)	(56)
WELLS FARGO BANK NA	04/24/2018		—	(29)	(29)
WELLS FARGO BANK NA	04/23/2019		—	(29)	(29)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
WELLS FARGO BANK NA	05/01/2018		—	(63)	(63)
WELLS FARGO BANK NA	04/30/2019		—	(62)	(62)
WELLS FARGO BANK NA	05/15/2018		—	(66)	(66)
WELLS FARGO BANK NA	05/14/2019		—	(32)	(32)
WELLS FARGO BANK NA	05/21/2019		—	(30)	(30)
WELLS FARGO BANK NA	06/05/2018		—	(28)	(28)
WELLS FARGO BANK NA	06/04/2019		—	(56)	(56)
WELLS FARGO BANK NA	06/12/2018		—	(31)	(31)
WELLS FARGO BANK NA	06/11/2019		—	(61)	(61)
WELLS FARGO BANK NA	07/11/2017		—	(907)	(907)
WELLS FARGO BANK NA	07/11/2017		—	(32)	(32)
WELLS FARGO BANK NA	07/09/2019		—	(28)	(28)
WELLS FARGO BANK NA	07/18/2017		—	(770)	(770)
WELLS FARGO BANK NA	07/18/2017		—	(15)	(15)
WELLS FARGO BANK NA	08/08/2017		—	(688)	(688)
WELLS FARGO BANK NA	08/08/2017		—	(13)	(13)
WELLS FARGO BANK NA	08/07/2018		—	(76)	(76)
WELLS FARGO BANK NA	08/06/2019		—	(54)	(54)
WELLS FARGO BANK NA	08/29/2017		—	(694)	(694)
WELLS FARGO BANK NA	08/29/2017		—	(14)	(14)
WELLS FARGO BANK NA	08/28/2018		—	(26)	(26)
WELLS FARGO BANK NA	09/05/2017		—	(771)	(771)
WELLS FARGO BANK NA	09/05/2017		—	(13)	(13)
WELLS FARGO BANK NA	09/03/2019		—	(27)	(27)
WELLS FARGO BANK NA	09/19/2017		—	(969)	(969)
WELLS FARGO BANK NA	09/19/2017		—	(18)	(18)
WELLS FARGO BANK NA	10/10/2017		—	(823)	(823)
WELLS FARGO BANK NA	10/10/2017		—	(21)	(21)
WELLS FARGO BANK NA	10/09/2018		—	(30)	(30)
WELLS FARGO BANK NA	10/08/2019		—	(31)	(31)
WELLS FARGO BANK NA	10/17/2017		—	(897)	(897)
WELLS FARGO BANK NA	10/17/2017		—	(21)	(21)
WELLS FARGO BANK NA	10/16/2018		—	(30)	(30)
WELLS FARGO BANK NA	10/15/2019		—	(31)	(31)
WELLS FARGO BANK NA	10/31/2017		—	(968)	(968)
WELLS FARGO BANK NA	10/31/2017		—	(23)	(23)
WELLS FARGO BANK NA	10/29/2019		—	(33)	(33)
WELLS FARGO BANK NA	11/14/2017		—	(786)	(786)
WELLS FARGO BANK NA	11/14/2017		—	(18)	(18)
WELLS FARGO BANK NA	11/12/2019		—	(29)	(29)
WELLS FARGO BANK NA	12/05/2017		—	(681)	(681)
WELLS FARGO BANK NA	12/05/2017		—	(15)	(15)
WELLS FARGO BANK NA	12/04/2018		—	(26)	(26)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
WELLS FARGO BANK NA	12/03/2019		—	(27)	(27)
WELLS FARGO BANK NA	12/19/2017		—	(484)	(484)
WELLS FARGO BANK NA	12/19/2017		—	(11)	(11)
WELLS FARGO BANK NA	12/18/2018		—	(22)	(22)
WELLS FARGO BANK NA	12/17/2019		—	(24)	(24)
WELLS FARGO BANK NA	01/09/2018		—	(484)	(484)
WELLS FARGO BANK NA	01/09/2018		—	(12)	(12)
WELLS FARGO BANK NA	01/08/2019		—	(22)	(22)
WELLS FARGO BANK NA	01/07/2020		—	(24)	(24)
WELLS FARGO BANK NA	01/30/2018		—	(458)	(458)
WELLS FARGO BANK NA	01/30/2018		—	(10)	(10)
WELLS FARGO BANK NA	01/29/2019		—	(21)	(21)
WELLS FARGO BANK NA	01/28/2020		—	(44)	(44)
WELLS FARGO BANK NA	02/04/2020		—	(22)	(22)
WELLS FARGO BANK NA	02/05/2019		—	(20)	(20)
WELLS FARGO BANK NA	02/06/2018		—	(9)	(9)
WELLS FARGO BANK NA	02/06/2018		—	(488)	(488)
WELLS FARGO BANK NA	02/20/2018		—	(409)	(409)
WELLS FARGO BANK NA	02/20/2018		—	(6)	(6)
WELLS FARGO BANK NA	02/19/2019		—	(16)	(16)
WELLS FARGO BANK NA	02/18/2020		—	(18)	(18)
WELLS FARGO BANK NA	02/27/2018		—	(361)	(361)
WELLS FARGO BANK NA	02/27/2018		—	(6)	(6)
WELLS FARGO BANK NA	02/26/2019		—	(16)	(16)
WELLS FARGO BANK NA	02/25/2020		—	(54)	(54)
WELLS FARGO BANK NA	03/05/2019		—	(16)	(16)
WELLS FARGO BANK NA	03/06/2018		—	(347)	(347)
WELLS FARGO BANK NA	03/06/2018		—	(6)	(6)
WELLS FARGO BANK NA	03/03/2020		—	(18)	(18)
WELLS FARGO BANK NA	03/10/2020		—	(18)	(18)
WELLS FARGO BANK NA	03/12/2019		—	(33)	(33)
WELLS FARGO BANK NA	03/13/2018		—	(7)	(7)
WELLS FARGO BANK NA	03/13/2018		—	(368)	(368)
WELLS FARGO BANK NA	04/10/2018		(4)	(434)	(434)
WELLS FARGO BANK NA	04/10/2018		—	(8)	(8)
WELLS FARGO BANK NA	04/09/2019		—	(18)	(18)
WELLS FARGO BANK NA	04/07/2020		—	(39)	(39)
WELLS FARGO BANK NA	04/17/2018		(3)	(413)	(413)
WELLS FARGO BANK NA	04/17/2018		—	(8)	(8)
WELLS FARGO BANK NA	04/14/2020		—	(20)	(20)
WELLS FARGO BANK NA	04/24/2018		(3)	(334)	(334)
WELLS FARGO BANK NA	04/24/2018		—	(6)	(6)
WELLS FARGO BANK NA	04/23/2019		—	(16)	(16)

AMERIPRISE CERTIFICATE COMPANY

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS As of June 30, 2017 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	Schedule 1
					CARRYING VALUE (NOTE a)	T/M
ISSUER
WELLS FARGO BANK NA	04/21/2020		—	(18)	(18)
WELLS FARGO BANK NA	05/01/2018		(3)	(323)	(323)
WELLS FARGO BANK NA	05/01/2018		—	(6)	(6)
WELLS FARGO BANK NA	04/30/2019		—	(16)	(16)
WELLS FARGO BANK NA	04/28/2020		—	(18)	(18)
WELLS FARGO BANK NA	05/08/2018		(3)	(306)	(306)
WELLS FARGO BANK NA	05/08/2018		—	(6)	(6)
WELLS FARGO BANK NA	05/07/2019		—	(16)	(16)
WELLS FARGO BANK NA	05/05/2020		—	(36)	(36)
WELLS FARGO BANK NA	05/15/2018		(3)	(313)	(313)
WELLS FARGO BANK NA	05/15/2018		—	(6)	(6)
WELLS FARGO BANK NA	05/12/2020		—	(18)	(18)
WELLS FARGO BANK NA	06/12/2018		(3)	(279)	(279)
WELLS FARGO BANK NA	06/11/2019		—	(14)	(14)
WELLS FARGO BANK NA	06/09/2020		—	(17)	(17)
WELLS FARGO BANK NA	06/26/2018		(3)	(320)	(320)
WELLS FARGO BANK NA	06/26/2018		—	(6)	(6)
WELLS FARGO BANK NA	06/25/2019		—	(16)	(16)
WELLS FARGO BANK NA	06/23/2020		—	(16)	(16)
Total WRITTEN OPTIONS				(36,482)	(36,482)

FUTURES
S&P 500 MINI FUTURES	09/01/2017		—	1	1
Total FUTURES				1	1

TOTAL DERIVATIVES—NET				6,431	6,431

TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, COMMON STOCK, SYNDICATED LOANS AND DERIVATIVES				$6,530,663	$6,537,926
NOTES

a)
Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and common stocks are carried at fair value. In the absence of quoted market prices, fair values are obtained from third party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See notes to the financial statements regarding valuations.

b)	For Federal income tax purposes, the cost of investments is $6.5 billion.

c)	Securities written down due to other-than-temporary impairment related to credit losses.

d)	Non-Income producing securities.